N-2	Feb. 28, 2024 USD ($) shares
Cover [Abstract]
Entity Central Index Key	0002000182
Amendment Flag	false
Entity Inv Company Type	N-2
Securities Act File Number	333-275771
Investment Company Act File Number	811-23918
Document Type	N-2/A
Document Registration Statement	true
Pre-Effective Amendment	true
Pre-Effective Amendment Number	2
Investment Company Act Registration	true
Investment Company Registration Amendment	true
Investment Company Registration Amendment Number	2
Entity Registrant Name	DENALI STRUCTURED RETURN STRATEGY FUND
Entity Address, Address Line One	3550 Lenox Road NE
Entity Address, Address Line Two	Suite 2550
Entity Address, City or Town	Atlanta
Entity Address, State or Province	GA
Entity Address, Postal Zip Code	30326
City Area Code	770
Local Phone Number	350-8700
Approximate Date of Commencement of Proposed Sale to Public	As soon as practicable after the effective date of this Registration Statement.
Dividend or Interest Reinvestment Plan Only	false
Delayed or Continuous Offering	true
Primary Shelf [Flag]	false
Effective Upon Filing, 462(e)	false
Additional Securities Effective, 413(b)	false
Effective when Declared, Section 8(c)	true
Effective upon Filing, 486(b)	false
Effective on Set Date, 486(b)	false
Effective after 60 Days, 486(a)	false
Effective on Set Date, 486(a)	false
New Effective Date for Previous Filing	false
Additional Securities. 462(b)	false
No Substantive Changes, 462(c)	false
Exhibits Only, 462(d)	false
Registered Closed-End Fund [Flag]	true
Business Development Company [Flag]	false
Interval Fund [Flag]	true
Primary Shelf Qualified [Flag]	false
Entity Well-known Seasoned Issuer	No
Entity Emerging Growth Company	false
New CEF or BDC Registrant [Flag]	true
Other Transaction Expenses [Abstract]
Annual Expenses [Table Text Block]
FUND EXPENSES

Annual Expenses (as a percentage of net assets attributable to shares)
Management Fee	1.65%
Interest Expense on Borrowed Funds	0.00%
Other Expenses:
Shareholder Service Fees (1)	0.15%
Remaining Other Expenses (1)	0.50%
Acquired Fund Fees and Expenses (2)	0.15%
Total Annual Expenses	2.45%
Fee Waiver and Expense Reimbursement(3)	-0.31%
Total Annual Expenses (after fee waiver and expense reimbursement)	2.14%
(1)    Other expenses are based on estimated amounts for the current fiscal year. Other expenses include shareholder service fees, accounting, legal and auditing fees of the Fund, compliance services expenses and fees payable to the Trustees who do not also serve in an executive officer capacity for the Fund or the Adviser.
(2)    Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights, when issued, because the financial statements, when issued, include only the direct operating expenses incurred by the Fund. Acquired fund fees and expenses are based on estimated amounts for the current fiscal year.
(3)    The Adviser and the Fund have entered into an Expense Limitation Agreement under which the Adviser has agreed, for at least one year from the effective date of the Fund's registration statement, to waive its management fees and to pay or absorb the ordinary operating expenses of the Fund (excluding borrowing costs, dividends and interest on securities sold short, brokerage commissions, acquired fund fees and expenses and extraordinary expenses), to the extent that its management fees plus the Fund's ordinary annual operating expenses exceed 1.99% per annum of the Fund's average daily net assets. Such Expense Limitation Agreement may not be terminated by the Adviser, but it may be terminated by the Board of Trustees, upon 60 days written notice to the Adviser. Any waiver and reimbursement by the Adviser is subject to repayment by the Fund within the three years from the date the Adviser waived such payment, if the Fund is able to make the repayment without exceeding the lesser of the expense limitation in place at the time of the waiver and reimbursement or the current expense limitation and the repayment is approved by the Board of Trustees. See "Management of the Fund."

Management Fees [Percent]	1.65%
Interest Expenses on Borrowings [Percent]	0.00%
Acquired Fund Fees and Expenses [Percent]	0.15%
Other Annual Expenses [Abstract]
Other Annual Expense 1 [Percent]	0.15%
Other Annual Expense 2 [Percent]	0.50%
Total Annual Expenses [Percent]	2.45%
Waivers and Reimbursements of Fees [Percent]	0.31%
Net Expense over Assets [Percent]	2.14%
Expense Example [Table Text Block]
The following example illustrates the hypothetical expenses that you would pay on a $1,000 investment assuming annual expenses attributable to shares remain unchanged and shares earn a 5% annual return.

1 Year	3 Years	5 Years	10 Years
$22	$73	$128	$279

The example should not be considered a representation of actual future expenses. Actual expenses may be higher or lower than those shown.

The Fund will also pay organizational and offering costs in connection with the initial offering of the shares estimated to be $36,000 (0.004 per share) for organizational costs; and $35,000 (0.004 per share) for offering costs. These expenses are subject to the 1.99% per annum limitation on expenses. The organizational expenses are recorded as they are incurred, while the offering expenses will be amortized over the first twelve months of the Fund's operations.

Expense Example, Year 01	$ 22
Expense Example, Years 1 to 3	73
Expense Example, Years 1 to 5	128
Expense Example, Years 1 to 10	$ 279
Purpose of Fee Table , Note [Text Block]
The Fund Expenses Table describes the fees and expenses that you may pay if you buy, hold, or sell shares of the Fund. The purpose of the Fund Expenses Table is to assist a shareholder to understand the fees and expenses that such shareholder would bear directly or indirectly. If a shareholder requests repurchase proceeds be paid by wire transfer, such shareholder may be assessed an outgoing wire transfer fee at prevailing rates charged by the Transfer Agent, currently $15.

Other Expenses, Note [Text Block]	Other expenses are based on estimated amounts for the current fiscal year. Other expenses include shareholder service fees, accounting, legal and auditing fees of the Fund, compliance services expenses and fees payable to the Trustees who do not also serve in an executive officer capacity for the Fund or the Adviser.
Acquired Fund Fees and Expenses, Note [Text Block]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights, when issued, because the financial statements, when issued, include only the direct operating expenses incurred by the Fund. Acquired fund fees and expenses are based on estimated amounts for the current fiscal year.
General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]
INVESTMENT OBJECTIVE, POLICIES AND STRATEGIES

Investment Objective

The investment objective of the Fund is primarily income and secondarily capital appreciation. This investment objective may be changed without a vote of the Fund's shareholders.

Investment Policies and Strategies

The Fund seeks to achieve its investment objective through direct and indirect investment of the majority of its assets in income-generating investments of domestic issuers. These investments may be publicly-traded or privately-offered, and typically make interest, dividend, or other periodic payments, distributions, and/or accruals; in addition to offering potential capital appreciation to investors. The Fund defines income-generating investments to include notes, bonds, debentures, loans, loan participations, dividend-paying preferred and common shares and public funds that invest in the preceding.

The Fund invests without restriction as to an instrument's maturity, structure, seniority, interest rate formula; and without restriction as to issuer entity type, capitalization, or credit quality. Lower credit quality debt instruments, such as high yield bonds, are commonly referred to as "high yield" or "junk" bonds. The Fund defines high yield or junk bonds as those rated lower than Baa3 by Moody's Investors Service, Inc. ("Moody's") or lower than BBB- by Standard and Poor's Rating Group ("S&P"), or, if unrated, determined by the Adviser to be of similar credit quality.

However, the Fund anticipates investing primarily in debt obligations or other securities of:

•Small business entities
•Middle market business entities
•Individuals
•Specialty finance companies
•Publicly-offered income-generating funds
•Privately-offered income-generating funds

Adviser's Investment Strategy.

The Adviser seeks to achieve the Fund's investment objective by allocation among these asset categories. The Adviser seeks to invest in asset categories that may offer a different mix of liquidity, yield, credit risk, and correlation relative to the broader debt and equity markets. Within each asset category, the Adviser assesses yield, default risk and expected volatility to construct a portfolio it believes will most effectively support the Fund's investment objective. The Adviser also considers expected correlation of asset class returns when constructing the Fund's portfolio. In addition to considering the expected performance of an asset class held by a public fund, the Adviser evaluates management experience, historical performance and operational expenses. The Adviser sells a security to adjust average portfolio maturity, when default risk increases, or when a more attractive replacement is identified.
While the Adviser anticipates that the Fund's portfolio will invest in each of the categories, the Fund does not have predetermined asset allocation. Depending on its evaluation of market conditions, the Adviser may allocate the Fund's assets among any, all or only a few of these categories.

Private Debt

The Adviser, through its industry relationships, seeks to provide the Fund with access to proprietary deal flow. The Adviser believes that its networks and deal generation strategies create opportunities to deploy capital across a broad range of transactions that have attractive investment characteristics. The Adviser also seeks to build a portfolio of loans to small- to middle-market companies and specialty finance companies. The Adviser seeks to provide financing solutions to borrowers through custom loan terms. Borrowers in the small and middle markets tend to seek financing from entities that can provide certainty of execution on an expedited timeline. The Adviser seeks to be responsive to borrowers, while building in protections for the Fund such as requiring a pledge of borrower assets and/or imposing restrictive covenants on borrowers. Specialty finance companies may be focused on certain less-common asset classes such as trade receivables, litigation finance, and construction finance or other forms of real estate related lending. The Fund's debt investments may take the form of corporate loans or bonds, may be secured, unsecured, or subordinated. Consumer debt may be secured by property such as cars, boats or a second lien on real estate. Structured notes are typically issued by banks or an affiliated special purpose entity and used to capture returns related to an asset class index or refence pool of assets. These instruments are notes where the principal and/or interest rate or value of the structured note is determined by reference to the performance of an underlying reference asset. The interest and/or principal payments that may be made on a structured note may vary widely, depending on a variety of factors, including the volatility of the underlying reference asset. Issuers of structured notes can vary and may include corporations, banks, broker-dealers and limited purpose trusts or other vehicles. Structured notes may be exchange traded or traded OTC and privately negotiated. However, the Fund intends to invest in structured notes issued by banks or their SPVs.

Public Debt

The Adviser also seeks to invest in publicly-offered debt securities, most of which will carry a credit rating by a nationally recognized rating agency such as Moody's. To supplement the credit rating, the Adviser examines issuer fundamental metrics, such as cash flow, leverage, operating margins, business risk in developing the Adviser's assessment of default risk. Among debt of similar maturity and credit quality, the Adviser tends to select an instrument with the highest yield and potential total return. The Adviser may also invest in anticipation of a credit upgrade and expected capital appreciation.

Public Funds

The Fund defines public funds as mutual funds, exchange-traded funds ("ETFs"), and closed-end funds ("CEFs") including business development companies ("BDCs"). The Adviser invests in public funds as a substitute for assembling a large number of individual securities. When evaluating public funds, the Adviser compares management tenure, historical return performance, expenses, and purity of exposure to an asset class. The Fund may invest across the capital spectrum of CEFs and BDCs as CEFs and BDCs may issue debt or preferred shares, in addition to their common equity shares.

▪Mutual Funds

Subject to the Fund's investment restrictions, the Fund may invest in open end investment companies, commonly known as mutual funds. The Fund may invest in mutual funds that invest primarily in debt instruments.

▪Exchange Traded Funds

The Fund may invest its assets in ETFs that invest primarily in debt instruments or other income generating assets. ETFs are typically passive funds that track their related index and have the flexibility of trading like a common stock. They are managed by professionals and provide the investor with diversification, cost and tax efficiency, liquidity, marginability, are useful for hedging, have the ability to go long and short, and some provide quarterly dividends. Additionally, some ETFs are unit investment trusts, which are unmanaged portfolios overseen by trustees and some ETFs may be grantor trusts.

An ETF typically holds a portfolio of securities or contracts designed to track a particular market segment or index. ETFs generally have two markets. The primary market is where institutions swap "creation units" in block-multiples of, for example, 50,000 shares for in-kind securities and cash in the form of dividends. The secondary market is where individual investors can trade as little as a single share during trading hours on the exchange. This is different from mutual funds that are traded after hours once the NAV is calculated. ETFs share many similar risks with mutual funds and closed-end funds.

▪Closed-End Funds

Subject to the Fund's investment restrictions, the Fund may invest its assets in "closed-end" investment companies (or "closed-end funds") that invest primarily in income-generating investments. Shares of closed-end funds are typically offered to the public in a one-time initial public offering by a group of underwriters who retain a spread or underwriting commission of between 2% or 6% of the initial public offering price. Such securities are then listed for trading on the New York Stock Exchange, the National Association of Securities Dealers Automated Quotation System (commonly known as "NASDAQ") and, in some cases, may be traded in other over-the-counter markets. Because the shares of closed-end funds cannot be redeemed upon demand to the issuer like the shares of an open end investment company, investors seek to buy and sell shares of closed-end funds in the secondary market.

The Fund generally will purchase shares of closed-end funds in the secondary market. The Fund will incur normal brokerage costs on such purchases similar to the expenses the Fund would incur for the purchase of securities of any other type of issuer in the secondary market. The Fund may, however, also purchase securities of a closed-end fund in an initial public offering when, in the opinion of the Adviser, based on a consideration of the nature of the closed-end fund's proposed investments, the prevailing market conditions and the level of demand for such securities, they represent an attractive opportunity for growth of capital. The initial offering price typically will include a dealer spread, which may be higher than the applicable brokerage cost if the Fund purchased such securities in the secondary market.

▪Business Development Companies

A BDC is a form of closed-end investment company that is required to invest at least 70% of its total assets in securities (typically debt) of private companies, thinly traded U.S. public companies, or short-term high quality debt securities. Non-traded BDCs are illiquid and it may not be possible to redeem shares or to do so without paying a substantial penalty. Public BDCs usually trade at a discount to their NAV because they invest in unlisted securities and have limited access to capital markets. The market value of BDC shares and the ability of BDCs to distribute income may be adversely affected by numerous factors, including rising interest rates, changes in the national, state and local economic climate and debt market conditions, adverse changes in governmental rules and fiscal policies, and other factors beyond the control of the issuers. In addition, distributions received by the Fund from BDCs may consist of dividends, capital gains and/or return of capital.

Private Funds

The Adviser also seeks to invest in private funds that principally invest in and manage portfolios of debt instruments. However, the Fund will not invest more than 15% of its assets in private funds that would be investment companies but for the exclusions in Section 3(c)(1) or 3(c)(7) of the 1940 Act. The Adviser evaluates private funds based on the depth of resources of management; consistency of investment process, prior investment performance, expenses, and purity of exposure to an asset class. Private funds may have long investment horizons, uncommon access to deal flow from relationships with investment banks. Private funds may be purchased on the secondary market or directly from the issuer of the security. Many private funds require large minimum investments and impose investor qualification criteria. By investing in private funds, the Fund offers its shareholders access to institutional asset managers that may not be otherwise available to them. The Fund seeks to leverage the relationships of the Adviser to invest in private funds on terms consistent with those offered to similarly-sized institutional investors. Private funds may offer opportunities for income and capital appreciation as well as lower correlation to equity markets, but will also be less liquid.

Equity Securities

The Fund may also invest in dividend-paying preferred and common shares that may be publicly-traded or privately-offered. The Adviser selects securities that pay dividends at a level similar to debt instruments, yet offer what the Adviser believes to be significant potential for capital appreciation. The Adviser anticipates investing in equities of issuers that have historically generated above-market yields such as real estate investment trusts (REITs) or master limited partnerships (MLPs) of energy-focused companies.

While the Adviser anticipates that, under normal market conditions, the Fund's portfolio will invest in each of the categories, the Fund does not have predetermined asset allocations to any of these categories. Depending on its evaluation of the markets, the Adviser may allocate the
Fund's assets among any, all or none of these categories. There can be no assurance that the actual allocations will be effective in achieving the Fund's investment objective or delivering positive returns. The Adviser's selection of investment opportunities and strategies will vary over time, in response to changing market opportunities and conditions as well as other pertinent factors. This may include investments in markets, each with differing liquidity, credit quality (whether rated or not), and other features, and the Fund may indirectly have exposure to derivative instruments through public funds.

While the Fund is classified as a non-diversified fund under the terms of the 1940 Act, the Adviser seeks to diversify the Fund's risk across asset classes and issuers. In addition to diversifying into the investment strategies described above, the Fund also seeks to diversify by attempting to hold multiple positions within each strategy. The Adviser may also seek to further diversify the portfolio by selecting securities from different regions and industries. While the Adviser considers opportunities within all industries, the Adviser seeks to prioritize industries having, in its view, favorable characteristics from a lending perspective. The Adviser also seeks diversification by investing across various levels and qualities of the capital structure.

Call Option Spreads

The Adviser uses call option spreads to capture a portion of positive equity market returns without exposing the Fund to significant equity market losses. Call options can expire worthless in a flat or down equity market, but are not further linked to equity losses. By using a call spread strategy, the Fund does not hold the constituents of the S&P 500® Index and therefore is not exposed to equity market losses beyond the net cost of the call options. The Adviser anticipates investing in call spreads on a quarterly basis by investing in call options primarily with three-month maturities and strike prices that are near (within one percent above) the then-current level of the S&P 500® Index while writing the same amount of call options with three-month maturities and strike prices that are approximately 5% higher than the then-current level the index. The purchased call options are commonly referred to as being at-the-money if the strike price is at the then-current level of the index, or out-of-the money if the strike price is above the then-current level of the index. The Fund's adviser attempts to use strike prices of purchased and written options that will result in a net cost to the Fund of approximately one and a half to three percent of total assets. The Fund's purchases of call spreads are intended to allow the Fund to participate in increases in the S&P 500® Index up to approximately 5% during the term of the call spread. The Adviser considers relative call prices when fine tuning the strike prices selected. The Adviser may purchase over-the-counter options, but only from counterparties it considers credit worthy. The Adviser considers a counterparty credit worthy if rated at least Baa3 by Moody's or at least BBB- by S&P, or, if unrated, determined by the Adviser to be of similar credit quality.

The call spread is intended to structure returns to allow the Fund to take advantage of market growth while maintaining defined levels of downside exposure. The graph below is a thematic representation of the structured returns linked to the S&P 500® Index that the call spread is intended to achieve.

For informational purposes only. Does not represent actual Fund performance. Only intended to illustrate return payoff profile of call spread portion of Adviser's structured return strategy. Illustration does not include Fund fees and expenses.

The Fund may employ leverage, including borrowing from banks, in an amount of up to 33 1/3% of the Fund's assets (defined as net assets plus borrowing for investment purposes). The Fund is authorized to borrow money in connection with its investment activities, to satisfy repurchase requests from Fund shareholders, and to otherwise provide the Fund with temporary liquidity.

Except as otherwise indicated, the Fund may change its investment objective and any of its investment policies, restrictions, strategies, and techniques without shareholder approval. The investment objective of the Fund is not a fundamental policy of the Fund and may be changed by the Board of Trustees without the vote of a majority (as defined by the 1940 Act) of the Fund's outstanding shares.

The Fund's stated fundamental policies, which may only be changed by the affirmative vote of a majority of the outstanding voting securities of the Fund, are listed below. The Fund will not:

(1) Borrow money, except to the extent permitted by the 1940 Act (which currently limits borrowing to no more than 33-1/3% of the value of the Fund's total assets, including the value of the assets purchased with the proceeds of its indebtedness, if any). The Fund may borrow for investment purposes, for temporary liquidity, or to finance repurchases of its shares.

(2) Issue senior securities, except to the extent permitted by Section 18 of the 1940 Act (which currently limits the issuance of a class of senior securities that is indebtedness to no more than 33-1/3% of the value of the Fund's total assets or, if the class of senior security is stock, to no more than 50% of the value of the Fund's total assets).

(3) Purchase securities on margin.

(4) Underwrite securities of other issuers, except insofar as the Fund may be deemed an underwriter under the Securities Act in connection with the disposition of its portfolio securities. The Fund may invest in restricted securities (those that must be registered under the Securities Act before they may be offered or sold to the public).

(5) Invest 25% or more of the market value of the Fund's total assets in the securities of companies or entities engaged in any one industry or group of industries. This limitation does not apply to investment in the securities of the U.S. Government, its agencies or instrumentalities. The Fund will look through underlying funds, such as mutual funds, when measuring industry concentration.

(6) Purchase or sell commodities, unless acquired as a result of ownership of securities or other investments, except that the Fund may (a) purchase and sell forward and futures contracts and options to the full extent permitted under the 1940 Act, (b) sell foreign currency contracts in accordance with any rules of the Commodity Futures Trading Commission, (c) invest in securities or other instruments backed by or linked to commodities, invest in companies that are engaged in a commodities business or have a significant portion of their assets in commodities, and (d) invest in commodity pools and other entities that purchase and sell commodities and commodity contracts.

(7) Make loans to others, except (a) where each loan is represented by a note executed by the borrower, (b) through the purchase of debt securities in accordance with the Fund's investment objective and policies, (c) to the extent the entry into a repurchase agreement, in a manner consistent with the Fund's investment policies or as otherwise permitted under the 1940 Act, is deemed to be a loan, and (d) by loaning portfolio securities.

(8) Purchase or sell real estate or interests in real estate. This limitation is not applicable to investments in marketable securities that are secured by or represent interests in real estate. This limitation does not preclude the Fund from investing in securities that are secured by or represent interests in real estate (e.g., mortgage loans evidenced by notes or other writings defined to be a type of security), mortgage-related securities or investing in companies engaged in the real estate business or that have a significant portion of their assets in real estate (including real estate investment trusts).

In addition, the Fund has adopted a fundamental policy that it will make quarterly repurchase offers for no less than 5% of the Fund's shares outstanding at NAV less any repurchase fee, unless suspended or postponed in accordance with regulatory requirements, and each repurchase pricing shall occur no later than the 14th day after the Repurchase Request Deadline (as defined below in "Quarterly Repurchases of Shares"), or the next business day if the 14th day is not a business day.
Non-Principal Investment Strategies
The Adviser may from time to time, for temporary and/or defensive reasons, take positions in various short-term debt instruments including bank obligations, commercial paper, or U.S. Treasury or agency securities, money market funds. If and when the Adviser determines to pursue such strategies, the Fund may not achieve its investment objective while it does so. Additional information about the Fund's non-principal investment strategies, including associated risks, is available in the SAI.
Risk Factors [Table Text Block]
RISK FACTORS

An investment in the Fund's shares is subject to risks. The value of the Fund's investments will increase or decrease based on changes in the prices of the investments it holds. This will cause the value of the Fund's shares to increase or decrease. You could lose money by investing in the Fund. By itself, the Fund does not constitute a complete investment program. Before investing in the Fund, you should consider carefully the following risks the Fund faces, together with the other information contained in this prospectus. If any of the risks discussed in this prospectus occurs, the Fund's results of operations could be materially and adversely affected. There may be additional risks that the Fund does not currently foresee or consider material. You may wish to consult with your legal or tax advisors before deciding whether to invest in the Fund.

Adviser's Analysis Risk

The Adviser seeks to conduct reasonable and appropriate due diligence based on the facts and circumstances applicable to each investment. When conducting due diligence and making an assessment regarding an investment for the Fund, the Adviser relies on available resources, including information provided by the target of the investment and, in some circumstances, third-party investigations. As a result, the due diligence process may at times be subjective with respect to recently organized companies for which only limited information is available. Accordingly, the Adviser cannot be certain that due diligence investigations with respect to any investment opportunity for the Fund will reveal or highlight all relevant facts (including fraud) that may be necessary or helpful in evaluating such investment opportunity, or that its due diligence investigations will result in investments for the Fund being successful. There can be no assurance that the projected results of an investment opportunity will be achieved for the Fund, and actual results may vary significantly from such projections. General economic, natural, and other conditions, which are not predictable, can have an adverse impact on the reliability of such projections. Assumptions or projections about asset lives; the stability, growth, or predictability of costs; demand; or revenues generated by an investment or other factors associated therewith may, due to various risks and uncertainties including those described herein, differ materially from actual results.

Below Investment Grade Instruments Risk

The Fund may invest in debt securities and other instruments that are rated "below investment grade" by recognized rating agencies or will be unrated (sometimes referred to as high yield or junk bonds) and face ongoing uncertainties and exposure to adverse business, financial or economic conditions and the issuer's failure to make timely interest and/or principal payments. Such securities and instruments are generally not exchange traded and, as a result, trade in the over-the-counter ("OTC") marketplace, which is less transparent than the exchange-traded marketplace. In addition, the Fund may invest in bonds of issuers that do not have publicly traded equity securities, making it more difficult to hedge the risks associated with such investments. The Fund's investments in "below investment grade" or "high yield" or "junk" securities and instruments expose it to a substantial degree of credit risk and interest rate risk. The market for high yield securities has recently experienced periods of significant volatility and reduced liquidity. The market values of certain of these lower-rated and unrated debt investments tend to reflect individual corporate developments to a greater extent and tend to be more sensitive to economic conditions than those of higher-rated investments, which react primarily to fluctuations in the general level of interest rates. Companies that issue such securities are often highly leveraged and may not have available to them more traditional methods of financing. Major economic recessions such as those recently (and in some cases, currently) experienced globally may disrupt severely the market for such securities, and may have an adverse impact on the value of such securities and the ability of the issuers of such securities to repay principal and/or interest thereon, thereby increasing the incidence of default of such securities. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may also decrease the value and liquidity of these high yield debt securities.

Call Option Spread Risk

The Fund's call option spreads may expire worthless and fail to provide participation in positive equity market returns. Option counterparties may default on their obligations to the Fund. Over-the-counter options may become illiquid. By selling call options in return for the receipt of premiums, the Fund will give up the opportunity to benefit from potential increases in the value of the S&P 500® Index above the exercise prices of such options on the written leg of the call spread. Exchanges may suspend the trading of options in volatile markets. If trading is suspended, the Fund may be unable to purchase or sell options at times that may be desirable or advantageous to do so.

Closed-End Structure Risk

The Fund is a closed-end investment company. It is designed for long-term investors and not as a trading vehicle. Unlike many closed-end investment companies, the Fund's shares are not listed on any securities exchange and are not publicly traded. There is currently no secondary market for the shares and the Fund expects that no secondary market will develop. Liquidity is provided to shareholders only through the Fund's quarterly repurchase offers for no less than 5% of the shares outstanding at NAV. There is no guarantee that shareholders will be able to sell all of the shares they desire in a quarterly repurchase offer.

Competition for Investment Opportunities Risk

The activity of identifying, completing and realizing the types of investment opportunities targeted by the Adviser for the Fund is highly competitive and involves a significant degree of uncertainty. The Fund competes for investment opportunities with other investment companies and private investment vehicles, as well as the public debt markets, individuals and financial institutions, including investment banks, commercial banks and insurance companies, business development companies, strategic industry acquirers, hedge funds and other institutional investors, investing directly or through affiliates. Over the past several years, a number of such investment vehicles have been formed (and many such existing entities have grown in size). Additional entities with a similar investment objective may be formed in the future by other unrelated parties. It is possible that competition for appropriate investment opportunities may increase, thus reducing the number of opportunities available to the Fund. Such supply-side competition may adversely affect the terms on which investments can be made by the Fund. Moreover, transaction sponsors unaffiliated with the Fund or the Adviser may be reluctant to present investment opportunities to the Fund because of its affiliation with the Adviser. There can be no assurance that the Adviser will be able to locate and complete investments that satisfy the Fund's investment objective or to realize on their values.

Conflicts of Interest Risk

The Adviser (and its affiliates) and the Portfolio Managers (and the portfolio managers for other clients managed by the Adviser or its affiliates) manage the assets of and/or provide advice to individual accounts, as well as to the Fund. The Fund has no interest in the activities of the Adviser's other clients. In addition, the Adviser and its affiliates, and any of their respective officers, directors, partners, members or employees, may invest for their own accounts in various investment opportunities, including in investment funds, private investment companies or other investment vehicles in which the Fund will have no interest. However, there are no affiliations or arrangements between the Adviser's or its affiliates' clients, the pooled investment vehicles in which the Fund invests and the asset managers of such pooled investment vehicles.
The Adviser (and its affiliates) and the Portfolio Managers (and the portfolio managers for other clients managed by the Adviser or its affiliates) will experience conflicts of interest in connection with the management of the Fund relating to the allocation of the Adviser's time and resources between the Fund and other investment activities; the allocation of investment opportunities by the Adviser and its affiliates (including other client accounts managed by the Adviser or its affiliates); compensation to the Adviser; services that may be provided by the Adviser, its investment professionals and its affiliates to issuers in which the Fund invests; investment by the Fund and other clients of the Adviser, subject to the limitations of the 1940 Act; the formation of additional investment funds by the Adviser or its affiliates; differing recommendations given by the Adviser to the Fund versus other clients of the Adviser or its affiliates; the Adviser's use of information gained from issuers in the Fund's portfolio investments by other clients, subject to applicable law; and restrictions on the Adviser's use of non-public information with respect to potential investments by the Fund. The Adviser and/or its affiliates may from time to time obtain non-public information regarding certain issuers or other investment opportunities, which information may be material. As a result of the federal and state securities laws' prohibition on trading on the basis of material non-public information, the Fund may be prohibited from buying or selling securities or pursuing a transaction or investment opportunity, which may result in a loss (actual or potential) to the Fund. See "Conflicts of Interest."

Credit Risk

The Fund's debt investments will be subject to the risk of non-payment of scheduled interest or principal by a counterparty with respect to such investments. Such non-payment would likely result in a reduction of income to the Fund and a reduction in the value of the debt investments experiencing non-payment.

Although the Fund may invest in investments that the Adviser believes are secured by specific collateral, the value of which may exceed the principal amount of the investments at the time of initial investment, there can be no assurance that the liquidation of any such collateral would satisfy a counterparty's obligation in the event of non-payment of scheduled interest or principal payments with respect to such investment, or that such collateral could be readily liquidated. In addition, in the event of bankruptcy of a counterparty, the Fund could experience delays or limitations with respect to its ability to realize the benefits of the collateral securing an investment. Under certain circumstances, collateral securing an investment may be released without the consent of the Fund. The Fund may also invest in high yield instruments and unsecured investments, each of which involves a higher degree of risk than senior secured loans. The Fund's right to payment and its security interest, if any, may be subordinated to the payment rights and security interests of more senior creditors. Certain of these investments may have an interest-only or paid-in-kind ("PIK") payment schedule, with the principal amount remaining outstanding and at risk until the maturity of the investment. In this case, a counterparty's ability to repay the principal of an investment may be dependent upon a liquidity event or the long-term success of the company, the occurrence of which is uncertain.

A company in which the Fund invests could deteriorate as a result of, among other factors, an adverse development in its business, a change in the competitive environment or an economic downturn. As a result, companies that the Fund expected to be stable may operate, or expect to operate, at a loss or have significant variations in operating results, may require substantial additional capital to support their operations or maintain their competitive position, or may otherwise have a weak financial conditions or be experiencing financial distress.

Debt Securities Risk

When the Fund invests in fixed-rate debt securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed-rate debt securities. In general, the market price of debt securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default) and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment, possibly causing the Fund's share price and total return to be reduced and fluctuate more than other types of investments.

Fixed-Income Instruments Risk

The Fund invests in loans and other types of fixed-income instruments and securities. Such investments may be secured, partially secured or unsecured and may be unrated, and whether or not rated, may have speculative characteristics. The market price of the Fund's fixed income investments will change in response to changes in interest rates and other factors. Generally, when interest rates rise, the values of fixed-income instruments fall, and vice versa. In typical interest rate environments, the prices of longer-term fixed-income instruments generally fluctuate more than the prices of shorter-term fixed-income instruments as interest rates change. These risks may be greater in the current market environment because certain interest rates are near historically low levels. The obligor of a fixed-income instrument may not be able or willing to pay interest or to repay principal when due in accordance with the terms of the associated agreement. An obligor's willingness and ability to pay interest or to repay principal due in a timely manner may be affected by, among other factors, its cash flow. Commercial bank lenders may be able to contest payments to the holders of other debt obligations of the same obligor in the event of default under their commercial bank loan agreements. See also "Risks Factors – Credit Risk."

The Fund invests in loans and other similar forms of debt. Such forms of indebtedness are different from traditional debt securities in that debt securities are part of a large issue of securities to the public and loans and similar debt instruments may not be securities, but may represent a specific commercial loan to a borrower. Loan participations typically represent direct participation, together with other parties, in a loan to a corporate borrower, and generally are offered by banks or other financial institutions or lending syndicates. The Fund may participate in such syndications, or can buy part of a loan, becoming a part-lender. When purchasing indebtedness (including loan participations), the Fund assumes the credit risk associated with the corporate borrower and may assume the credit risk associated with an interposed bank or other financial intermediary. Members of a syndicate in which the Fund participates may have different and sometimes superior rights than the Fund. Where the Fund invests as a sub-participant in syndicated debt, it may be subject to certain risks as a result of having no direct contractual relationship with the underlying borrower. As a result, the Fund will generally be dependent on the lender to enforce its rights and obligations under the loan arrangements in the event of a default by the underlying borrower and will generally not have any direct rights against the underlying borrower, any direct rights in the collateral, if any, securing such borrowing, or any right to deal directly with such borrower. The lender will, in general, retain the right to determine whether remedies provided for in the underlying loan arrangement will be exercised, or waived. In the event that the Fund enters into such an investment, there can be no assurance that its ability to realize on a participation will not be interrupted or impaired in the event of the bankruptcy or insolvency of the borrower or the lender or that in such circumstances, the Fund will benefit from any set-off between the lender and the borrower. Successful claims by third parties arising from these and other risks may be borne by the Fund.
The Fund may invest in debtor-in-possession financings. In such investments there is a risk that the underlying borrower may not successfully exit bankruptcy and may be forced to liquidate its assets in which case the Fund's only recourse will be against the security provided by the borrower (which may not be sufficient to cover related losses).

Interest Rate Risk

Typically, a rise in interest rates causes a decline in the value of debt securities and loans, and as a result the value of your investment in the Fund will fluctuate with changes in interest rates. In general, the market price of debt securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments) and extension risk (the debtor may pay its obligation later than expected, increasing a securities maturity). These risks could affect the value of a particular investment, possibly causing the Fund's NAV and total return to be reduced and fluctuate more than other types of investments.

Investment Risk

An investment in the Fund involves a considerable amount of risk. Before making an investment decision, a prospective investor should (i) consider the suitability of this investment with respect to his, her or its investment objectives and personal situation and (ii) consider factors such as his, her or its personal net worth, income, age, risk tolerance and liquidity needs. An investment in the Fund's shares is subject to investment risk, including the possible loss of the entire principal amount invested. An investment in the Fund's shares represents an indirect investment in the portfolio of loans and fixed-income instruments, short positions and other securities owned by the Fund, and the value of these securities and other instruments may fluctuate, sometimes rapidly and unpredictably, and such investment is subject to investment risk, including the possible loss of the entire principal amount invested. At any point in time, an investment in the Fund's shares may be worth less than the original amount invested, even after taking into account distributions paid by the Fund and the ability of shareholders to reinvest dividends. The Fund may also use leverage, which would magnify the Fund's investment, market and certain other risks.

Issuer Risk

The value of a specific security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of an issuer's securities that are held in the Fund's portfolio may decline for a number of reasons that directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods and services.

Key Personnel Risk

The Adviser depends on the efforts, skills, reputations and business contacts of its key personnel, the information and deal flow they and others generate during the normal course of their activities and the synergies among the diverse fields of expertise and knowledge held by the Adviser's professionals. The loss of the services of any of them could have a material adverse effect on the Fund and could harm the Adviser's ability to manage the Fund.
The Adviser's principals and other key personnel possess substantial experience and expertise and have strong business relationships with members of the business community. The loss of these personnel could jeopardize the Adviser's relationships with members of the business community and could result in fewer investment opportunities for the Fund. For example, if any of the Adviser's principals were to join or form a competing firm, the Fund's results and financial condition could suffer.

Legal and Regulatory Risks

Legal and regulatory changes could occur that may materially adversely affect the Fund. The regulation of the U.S. and non-U.S. securities and futures markets and investment funds such as the Fund has undergone substantial change in recent years, and such change may continue.
The Dodd-Frank Wall Street Reform and Consumer Protection Act ("Dodd-Frank Act") made a number of changes to the regulatory framework in the financial services industry, including regulations applicable to banks, insurance companies, and other firms. The Dodd-Frank Act also made a number of regulatory changes to the oversight and treatment of various investments, in particular, derivatives. The process of implementing regulations under the Dodd-Frank Act is ongoing and there may be further changes to the system. The impact of these regulatory changes will be felt across industries for a number of years and will impact the Fund's investments and the administration of the Fund. Instruments in which the Fund invests may incur increased regulatory compliance costs and could be subject to regulatory action. The Fund may incur Dodd-Frank regulatory compliance costs, which could impact performance.
Lender Liability Risk

A number of U.S. judicial decisions have upheld judgments obtained by borrowers against lending institutions on the basis of various evolving legal theories, collectively termed "lender liability." Generally, lender liability is founded on the premise that a lender (i) has violated a duty (whether implied or contractual) of good faith, commercial reasonableness and fair dealing, or a similar duty owed to the borrower or (ii) has assumed an excessive degree of control over the borrower resulting in the creation of a fiduciary duty owed to the borrower or its other creditors or shareholders. Because of the nature of its investments, the Fund may be subject to allegations of lender liability or indirectly exposed to lender liability when it purchases a loan.

In addition, under common law principles that in some cases form the basis for lender liability claims, if a lender or other financial creditor (i) intentionally takes an action that results in the undercapitalization of a borrower to the detriment of other creditors of such borrower, (ii) engages in other inequitable conduct to the detriment of such other creditors, (iii) engages in fraud with respect to, or makes misrepresentations to, such other creditors or (iv) uses its influence as a stockholder (if applicable) to dominate or control a borrower to the detriment of other creditors of such borrower, a court may elect to subordinate the claim of the offending lender or other financial creditor to the claims of the disadvantaged creditor or creditors, a remedy called "equitable subordination."

Leverage Risk

The Fund is permitted to obtain leverage using any form or combination of financial leverage instruments, including through funds borrowed from banks or other financial institutions (i.e., a credit facility), margin facilities, the issuance of preferred shares or notes and leverage attributable to reverse repurchase agreements, dollar rolls or similar transactions. The Fund may use leverage opportunistically and may choose to increase or decrease its leverage, or use different types or combinations of leveraging instruments, at any time based on the Fund's assessment of market conditions and the investment environment. The use of leverage, such as borrowing money to purchase securities, will cause the Fund to incur additional expenses and would significantly magnify the Fund's losses in the event of underperformance of the Fund's underlying investments.

Use of leverage creates an opportunity for increased income and return for shareholders but, at the same time, creates risks, including the likelihood of greater volatility in the NAV and market price of, and distributions on, the Fund's shares. Increases and decreases in the value of the Fund's portfolio will be magnified if the Fund uses leverage. In particular, leverage may magnify interest rate risk, which is the risk that the prices of portfolio securities will fall (or rise) if market interest rates for those types of securities rise (or fall). As a result, leverage may cause greater changes in the Fund's NAV, which will be borne entirely by the Fund's shareholders. There can be no assurance that the Fund will use leverage or that its leveraging strategy will be successful during any period in which it is employed. The Fund may be subject to investment restrictions of one or more nationally recognized statistical rating organizations and/or credit facility lenders as a result of its use of financial leverage. These restrictions may impose asset coverage or portfolio composition requirements that are more stringent than those imposed on the Fund by the 1940 Act. It is not anticipated that these covenants or portfolio requirements will significantly impede the Adviser in managing the Fund's portfolio in accordance with its investment objective and policies. Nonetheless, if these covenants or guidelines are more restrictive than those imposed by the 1940 Act, the Fund may not be able to utilize as much leverage as it otherwise could have, which could reduce the Fund's investment returns. In addition, the Fund expects that any notes it issues or credit facility it enters into would contain covenants that, among other things, will likely impose geographic exposure limitations, credit quality minimums, liquidity minimums, concentration limitations and currency hedging requirements on the Fund. These covenants would also likely limit the Fund's ability to pay distributions in certain circumstances, incur additional debt, change fundamental investment policies and engage in certain transactions, including mergers and consolidations. Such restrictions could cause the Adviser to make different investment decisions than if there were no such restrictions and could limit the ability of the Board of Trustees and shareholders to change fundamental investment policies.

The costs of a financial leverage program (including the costs of offering preferred shares and notes) will be borne entirely by the Fund and, in turn, the shareholders and consequently will result in a reduction of the NAV of the shares. To monitor this issue, the Board of Trustees intends to periodically review the Fund's use of leverage, including its impact on Fund performance. See "Conflicts of Interest."

The Fund's use of leverage could create the opportunity for a higher return for shareholders but would also result in special risks for shareholders and can magnify the effect of any losses. If the income and gains earned on the securities and investments purchased with leverage proceeds are greater than the cost of the leverage, the return on the shares will be greater than if leverage had not been used. Conversely, if the income and gains from the securities and investments purchased with such proceeds do not cover the cost of leverage, the return on the shares will be less than if leverage had not been used. There is no assurance that a leveraging strategy will be successful. Leverage involves risks and special considerations for shareholders, including:

•the likelihood of greater volatility of NAV and market price of the shares than a comparable portfolio without leverage;
•the risk that fluctuations in interest rates on borrowings and short-term debt or in the dividend rates on any preferred shares that the Fund may pay will reduce the return to the shareholders or will result in fluctuations in the dividends paid on the shares;
•the effect of leverage in a declining market, which is likely to cause a greater decline in the NAV of the shares than if the Fund were not leveraged, which may result in a greater decline in the market price of the shares; and
•when the Fund uses certain types of leverage, the management fee payable to the Adviser will be higher than if the Fund did not use leverage.

The Fund may continue to use leverage if the benefits to the Fund's shareholders of maintaining the leveraged position are believed to outweigh the risks above.

Liquidity Risk

Shareholder Liquidity Risk

The Fund is a closed-end investment company structured as an "interval fund" and designed for long-term investors. Unlike many closed-end investment companies, the Fund's shares are not listed on any securities exchange and are not publicly traded. There is currently no secondary market for the shares and the Fund expects that no secondary market will develop. Liquidity is provided to shareholders only through the Fund's quarterly repurchase offers for no less than 5% of the shares outstanding at NAV. There is no guarantee that shareholders will be able to sell all of the shares they desire in a quarterly repurchase offer.

Fund Investments Liquidity Risk

The Fund's investments are also subject to liquidity risk. Liquidity risk exists when particular investments of the Fund would be difficult to purchase or sell, possibly preventing the Fund from selling such illiquid securities at an advantageous time or price, or possibly requiring the Fund to dispose of other investments at unfavorable times or prices in order to satisfy its obligations. Funds with principal investment strategies that involve securities of companies with smaller market capitalizations or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk. The Fund may invest without limit in securities that, at the time of investment, are illiquid. The Fund may also invest in restricted securities. Investments in restricted securities could have the effect of increasing the amount of the Fund's assets invested in illiquid securities if qualified institutional buyers are unwilling to purchase these securities.

The market price of illiquid and restricted securities may be more volatile than that of more liquid securities, which may adversely affect the price that the Fund pays for or recovers upon the sale of such securities. Illiquid and restricted securities are also more difficult to value, especially in challenging markets. The Adviser's judgment may play a greater role in the valuation process. Investment of the Fund's assets in illiquid and restricted securities may restrict the Fund's ability to take advantage of market opportunities. In order to dispose of an unregistered security, the Fund, where it has contractual rights to do so, may have to cause such security to be registered. A considerable period may elapse between the time the decision is made to sell the security and the time the security is registered, thereby enabling the Fund to sell it. Contractual restrictions on the resale of securities vary in length and scope and are generally the result of a negotiation between the issuer and acquiror of the securities. In either case, the Fund would bear market risks during that period.

Some loans and other debt instruments are not readily marketable and may be subject to restrictions on resale. Such instruments may not be listed on any national securities exchange and no active trading market may exist for certain of the loans and fixed-income instruments in which the Fund will invest. Where a secondary market exists, the market for such instruments may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods. In addition, events occurring subsequent to an investment by the Fund, including, for example, withdrawals and changes in market, political or other relevant circumstances, may cause some loans and other debt instruments that were liquid at the time of acquisition to become illiquid or otherwise cause the Fund's concentration in illiquid investments to increase.

Management Risk

The Fund's NAV changes daily based on the performance of the securities in which it invests. The Adviser's judgments about the attractiveness, value and potential appreciation of particular asset classes and securities in which the Fund invests (directly or indirectly) may prove to be incorrect and may not produce the desired results. Additionally, the Adviser's judgments about the potential performance of a public fund (pooled investment vehicles or other means of indirect investment) may also prove incorrect and may not produce the desired results.
Market Developments

Although the market is not currently experiencing the same levels of disruption as during 2008 to 2009 and early 2020, extreme volatility or market disruption may recur in the future. Instability in the credit markets may make it more difficult for a number of issuers of debt securities to obtain financing or refinancing for their investment or lending activities or operations. In particular, because of volatile conditions in the credit markets, issuers of debt securities may be subject to increased cost for debt, tightening underwriting standards and reduced liquidity for loans they make, securities they purchase and securities they issue.

For example, certain borrowers may, due to macroeconomic conditions, be unable to repay secured loans. A borrower's failure to satisfy financial or operating covenants imposed by its lenders could lead to defaults and, potentially, termination of the secured loans and foreclosure on its secured assets, which could trigger cross-defaults under other agreements and jeopardize the borrower's ability to meet its obligations under its debt securities and other instruments. The Fund may incur expenses to the extent necessary to seek recovery upon default or to negotiate new terms with a defaulting counterparty. In addition, if a borrower was to commence bankruptcy proceedings, even though the Fund may have structured its interest as senior debt, depending on the facts and circumstances, a bankruptcy court might recharacterize the Fund's debt holding and subordinate all or a portion of its claim to that of other creditors. Adverse economic conditions also may decrease the value of collateral securing some of the Fund's loans and the value of its equity investments. A recession could lead to financial losses in the Fund's portfolio and a decrease in revenues, net income and the value of the Fund's assets.

These developments may increase the volatility of the value of securities and other instruments owned by the Fund. These developments also may make it more difficult for the Fund to accurately value such instruments or to sell them on a timely basis. These developments could adversely affect the ability of the Fund to use leverage for investment purposes and increase the cost of such leverage, which would reduce returns to the holders of shares. These developments also may adversely affect the broader economy, which in turn may adversely affect the ability of issuers of securities owned by the Fund to make payments of principal and/or interest when due, leading to lower credit ratings of an issuer and increased defaults by the issuer. Such developments could, in turn, reduce the value of securities owned by the Fund and adversely affect its NAV.

Market Disruptions from Natural Disasters or Geopolitical Risks

Natural disasters, instability abroad, and terrorist attacks in the United States and around the world may result in market volatility, may have long-term effects on the United States and worldwide financial markets and may cause further economic uncertainties in the United States and worldwide. The Fund cannot predict the effects of natural disasters or geopolitical events in the future on the U.S. economy and securities markets.

Market Risk

The Fund may be materially affected by market, economic and political conditions globally and in the jurisdictions and sectors in which it invests or operates, including factors affecting interest rates, the availability of credit, currency exchange rates and trade barriers. These factors are outside the Adviser's control and could adversely affect the liquidity and value of the Fund's investments, and may reduce the ability of the Fund to make attractive new investments.

In particular, economic and financial market conditions began to significantly deteriorate around 2007 and early 2020 as compared to prior periods. Global financial markets experienced considerable declines in the valuations of debt and equity securities, an acute contraction in the availability of credit and the failure of a number of leading financial institutions. As a result, certain government bodies and central banks worldwide, including the U.S. Treasury Department and the U.S. Federal Reserve, undertook unprecedented intervention programs, the effects of which remain uncertain. The U.S. economy has experienced and continues to experience relatively high levels of constrained lending. Although certain financial markets have shown some recent signs of the improvement, to the extent economic conditions experienced recently, they may adversely impact the investments of the Fund. Low interest rates related to monetary stimulus and economic stagnation may also negatively impact expected returns on investments in such an environment. Trends and historical events do not imply, forecast or predict future events and past performance is not necessarily indicative of future results. There can be no assurance that the assumptions made or the beliefs and expectations currently held by the Adviser will prove correct, and actual events and circumstances may vary significantly.

The Fund may be subject to risk arising from a default by one of several large institutions that are dependent on one another to meet their liquidity or operational needs, so that a default by one institution may cause a series of defaults by the other institutions. This is sometimes referred to as "systemic risk" and may adversely affect financial intermediaries, such as clearing agencies, clearing houses, banks, securities firms and exchanges, with which the Fund interacts on a daily basis.

In addition, the Fund is subject to the risk that geopolitical and other events will disrupt the economy on a national or global level. For instance, war, terrorism, market manipulation, government defaults, government shutdowns, political changes or diplomatic developments, climate change and climate-related events, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics) and natural/environmental disasters can all negatively impact the securities markets, which could cause the Fund to lose value. The lingering effects of COVID-19 and the aggressive responses taken by many governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines or similar restrictions, as well as the forced or voluntary closure of, or operational changes to, many retail and other businesses, have had negative impacts, and in many cases severe negative impacts, on markets worldwide. It is not known how long such impacts, or any future impacts of other significant events described above, will or would last, but there could be a prolonged period of global economic slowdown, which may negatively impact the performance of the Fund's investments or decrease the liquidity of those investments. Therefore, the Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns.

Master Limited Partnership Risk

Investments in MLPs involve risks different from those of investing in common stock. MLPs may be subject to the risk of environmental incidents, terrorist attacks, demand destruction from high commodity prices, proliferation of alternative energy sources, inadequate supply of external capital, conflicts of interest with the general partner, and government regulation, each of which could negatively impact the revenue stream form an MLP. Investing in MLPs also involves certain risks related to investing in the underlying assets of the MLPs and risks associated with pooled investment vehicles. These include the risks related to limited control and limited rights to vote on matters affecting the MLP, cash flow risks, dilution risks (which could occur if the MLP raises capital and then invests it in projects whose return fails to exceed the cost of capital raised) and risks related to the general partner's limited call right. MLPs are generally considered interest-rate sensitive investments. During periods of interest rate volatility, these investments may not provide attractive returns. Depending on the state of interest rates in general, the use of MLPs could harm the overall performance of the Fund.

MLP Tax Risk. MLPs, typically, do not pay U.S. federal income tax at the partnership level. Instead, each partner is allocated a share of the partnership's income, gains, losses, deductions and expenses. A change in current tax law or in the underlying business mix of a given MLP could result in an MLP being treated as a corporation for U.S. federal income tax purposes, which would result in such MLP being required to pay U.S. federal income tax on its taxable income. The classification of an MLP as a corporation for U.S. federal income tax purposes would have the effect of reducing the amount of cash available for distribution by the MLP. Thus, if any of the MLPs owned by the Fund were treated as corporations for U.S. federal income tax purposes, it could result in a reduction of the value of your investment in the Fund and lower income, as compared to an MLP that is not taxed as a corporation.

No History of Operations Risk

The Fund is a closed-end investment company with no history of operations. It is designed for long-term investors and not as a trading vehicle. If the Fund commences operations under inopportune market or economic conditions, it may not be able to achieve its investment objective. In addition, because the Fund has no minimum asset threshold that must be satisfied prior to launch, the Fund will experience high expenses as a percentage of net assets, subject to the Fund's Expense Limitation Agreement (see "Fund Expenses"), to the extent it raises few assets.

Private Fund Risk

The Fund's performance depends in part upon the performance of the private fund (pooled investment vehicle) managers and selected strategies, the adherence by such managers to such selected strategies, the instruments used by such managers and the Adviser's ability to select pooled investment vehicle managers and strategies and effectively allocate Fund assets among them. Fund shareholders will bear two layers of fees and expenses: asset-based fees, incentive fees and allocations, and expenses at the Fund level, and asset-based fees, incentive fees and allocations, and expenses at the pooled investment vehicle level.

The pooled investment vehicles in which the Fund invests are subject to risks associated with legal and regulatory changes applicable to financial institutions generally and to pooled investment vehicles in particular. The Fund may not be able to invest in certain pooled investment vehicles that are oversubscribed or closed, and the Fund may be able to allocate only a limited amount of assets to a pooled investment vehicle that has been identified as an attractive opportunity. The Fund's investments in certain pooled investment vehicles may be subject to lock-up periods, during which the Fund may not withdraw its investment. The Fund may invest a substantial portion of its assets in pooled investment vehicles that follow a particular type of investment strategy, which may expose the Fund to the risks of that strategy. Many of the Fund's assets will be priced in the absence of a readily available market and may be priced based on determinations of fair value, which may prove to be inaccurate. The Fund, upon its redemption of all or a portion of its interest in a pooled investment vehicle, may receive an in-kind distribution of securities that are illiquid or difficult to value and difficult to dispose of.

The Fund may be required to make incremental contributions pursuant to capital calls issued from time to time by certain pooled investment vehicles. To fund such capital calls, the Fund may maintain a sizeable cash position, which may result in lower returns. If the Fund does not maintain a sufficient cash position to fund capital calls, it may face the potential inability to fund capital contributions. Any failure by the Fund to make timely capital contributions in respect of its commitments may (i) impair the ability of the Fund to pursue its investment program, (ii) force the Fund to borrow, (iii) indirectly cause the Fund to be subject to certain penalties from the pooled investment vehicle (including the forfeiture of a portion of the Fund's capital contribution to such vehicle), or (iv) otherwise impair the value of the Fund's investments (including the devaluation of the Fund).

Pooled investment vehicle returns may exhibit greater correlations among each other or with fixed-income or equity indices than anticipated by the Adviser, particularly during times of general market turmoil. A pooled investment vehicle manager may invest the pooled investment vehicle's assets in securities of non-U.S. issuers, and the Fund's assets may be invested in pooled investment vehicles that may be denominated in non-U.S. currencies, thereby exposing the Fund to various risks that may not be applicable to U.S. securities. A pooled investment vehicle manager may focus primarily on a particular industry, which would subject the vehicle, and thus the Fund, to greater risk and volatility than if investments had been made in issuers in a broader range of industries. A pooled investment vehicle manager may focus on a particular country or geographic region, which may subject the vehicle, and thus the Fund, to greater risk and volatility than if investments had been made in issuers in a broader range of geographic regions. A pooled investment vehicle manager may use derivatives for speculative or hedging purposes. A pooled investment vehicle may incur leverage for investment or other purposes, which may increase the volatility of the vehicle. A pooled investment vehicle manager may invest without limitation in restricted and illiquid securities.

Pooled investment vehicles might not be publicly traded and therefore would not be liquid investments. Please see "Liquidity Risk" for a description of risks associated with illiquid securities. As a result, the Fund may consider information provided by the pooled investment vehicle manager to determine the value of the Fund's investment in the vehicle. The valuation provided by the pooled investment vehicle manager as of a specific date may vary from the actual sale price that may be obtained if such investment were sold to a third party. The Adviser will use reasonable due diligence to value securities and may also consider information provided by the pooled investment vehicles, including any quarterly unaudited financial statements, which if inaccurate could adversely affect the Adviser's ability to value accurately the Fund's shares.

In addition to valuation risk, an investor in a privately offered pooled investment vehicle is not entitled to the protections of the 1940 Act. For example, privately offered pooled investment vehicles need not have independent boards, may not require shareholder approval of advisory contracts, may leverage to an unlimited extent, and may engage in joint transactions with affiliates. As a result, privately offered pooled investment vehicles may make significant use of leverage, which has the potential to magnify losses versus funds that do not employ leverage. Please see "Leverage Risk" above for a description of risks associated with the use of leverage. Additionally, pooled investment vehicle managers may have limited operating histories upon which to evaluate their performance, and some pooled investment vehicle managers may not be registered under the Advisers Act. Further, some offered pooled investment vehicle managers may charge investors (such as the Fund) asset-based fees and incentive allocations or fees of as much as 20% of net profits (or more in certain limited circumstances), which may create incentives for these managers to make investments that are riskier or more speculative than in the absence of these fees. These characteristics present additional risks, including the possibility of total risk of loss, for shareholders.

Certain pooled investment vehicles are subject to asset-specific risks.

Real Estate Risk

The main risk of real estate related investments is that the value of the underlying real estate may go down. Many factors may affect real estate values. These factors include both the general and local economies, the amount of new construction in a particular area, the laws and regulations (including zoning and tax laws) affecting real estate and the costs of owning, maintaining and improving real estate. The availability of mortgages and changes in interest rates may also affect real estate values. If the Fund's real estate-related investments are concentrated in one geographic area or in one property type, the Fund will be particularly subject to the risks associated with that area or property type. Real estate historically has experienced significant fluctuation and cycles in value, and specific market conditions may result in a permanent reduction in value. The value of the real estate will depend on many factors beyond the control of the general partner, including, without limitation: changes in general economic or local conditions; changes in supply of or demand for competing properties in an area (as a result, for instance, of over-building); changes in interest rates; the promulgation and enforcement of governmental regulations relating to land use and zoning restrictions, environmental protection and occupational safety; unavailability of mortgage funds which may render the construction, leasing, sale or refinancing of a property difficult; the financial condition of borrowers and of tenants, buyers and sellers of property; changes in real estate tax rates and other operating expenses; the imposition of rent controls; energy and supply shortages; various uninsured or uninsurable risks; and natural disasters.

REIT Risk

Investments (directly or indirectly) in Private REITs and Public REITs (together, "REITs") will subject the Fund to various risks. REIT share prices may decline because of adverse developments affecting the real estate industry and real property values. In general, real estate values can be affected by a variety of factors, including supply and demand for properties, the economic health of the country or of different regions, and the strength of specific industries that rent properties. REITs often invest in highly leveraged properties. Returns from REITs, which typically are small or medium capitalization stocks, may trail returns from the overall stock market. In addition, changes in interest rates may hurt real estate values or make REIT shares less attractive than other income-producing investments. REITs are also subject to heavy cash flow dependency, defaults by borrowers and self-liquidation.
Qualification as a REIT under the Code in any particular year is a complex analysis that depends on a number of factors. There can be no assurance that an entity in which the Fund invests with the expectation that it will be taxed as a REIT will, in fact, qualify as a REIT. An entity that fails to qualify as a REIT would be subject to a corporate-level tax, would not be entitled to a deduction for dividends paid to its shareholders and would not pass through to its shareholders the character of income earned by the entity. If the Fund were to invest in an entity that failed to qualify as a REIT, such failure could significantly reduce the Fund's yield on that investment. REITs can be classified as equity REITs, mortgage REITs and hybrid REITs. Equity REITs invest primarily in real property and earn rental income from leasing those properties. They may also realize gains or losses from the sale of properties. Equity REITs will be affected by conditions in the real estate rental market and by changes in the value of the properties they own. Mortgage REITs invest primarily in mortgages and similar real estate interests and receive interest payments from the owners of the mortgaged properties. Mortgage REITs will be affected by changes in creditworthiness of borrowers and changes in interest rates. Hybrid REITs invest both in real property and in mortgages. Equity and mortgage REITs are dependent upon management skills, may not be diversified and are subject to the risks of financing projects.

Dividends paid by REITs will not generally qualify for the reduced U.S. federal income tax rates applicable to qualified dividends under the Code. See "U.S. Federal Income Tax Matters." The Fund's investments in REITs may include an additional risk to shareholders. Some or all of a REIT's annual distributions to its investors may constitute a non-taxable return of capital. Any such return of capital will generally reduce the Fund's basis in the REIT investment, but not below zero. To the extent the distributions from a particular REIT exceed the Fund's basis in such REIT, the Fund will generally recognize gain. In part because REIT distributions often include a nontaxable return of capital, Fund distributions to shareholders may also include a nontaxable return of capital. Shareholders that receive such a distribution will also reduce their tax basis in their shares of the Fund, but not below zero. To the extent the distribution exceeds a shareholder's basis in the Fund's shares, such shareholder will generally recognize a capital gain. The Fund does not have any investment restrictions with respect to investments in REITs.

Repurchase Policy Risks

Quarterly repurchases by the Fund of its shares typically will be funded from borrowing proceeds, available cash or sales of portfolio securities. However, payment for repurchased shares may require the Fund to liquidate portfolio holdings earlier than the Adviser otherwise would liquidate such holdings, potentially resulting in losses, and may increase the Fund's portfolio turnover. The Adviser may take measures to attempt to avoid or minimize such potential losses and turnover, and instead of liquidating portfolio holdings, may borrow money to finance repurchases of shares. If the Fund borrows to finance repurchases, interest on any such borrowing will negatively affect shareholders who do not tender their shares in a repurchase offer by increasing the Fund's expenses and reducing any net investment income. To the extent the Fund finances repurchase proceeds by selling investments, the Fund may hold a larger proportion of its gross assets in less liquid securities. Also, the sale of securities to fund repurchases could reduce the market price of those securities, which in turn would reduce the Fund's NAV.

Repurchases of shares will tend to reduce the amount of outstanding shares and, depending upon the Fund's investment performance, its net assets. A reduction in the Fund's net assets may increase the Fund's expense ratio to the extent that additional shares are not sold. In addition, the repurchase of shares by the Fund may be a taxable event to shareholders.

Senior Loans Risk

Senior loans generally hold the most senior position in the capital structure of a borrower and in most circumstances are fully collateralized by the borrower's assets. Thus, they are generally repaid before unsecured bank loans, corporate bonds, subordinated debt, trade creditors, and preferred or common stockholders. Substantial increases in interest rates may cause an increase in loan defaults as Borrowers may lack resources to meet higher debt service requirements. The value of the Fund's assets may also be affected by other uncertainties such as economic developments affecting the market for senior secured term loans or affecting Borrowers generally. Moreover, the security for the Fund's investments in secured debt may not be recognized for a variety of reasons, including the failure to make required filings by lenders, trustees or other responsible parties and, as a result, the Fund may not have priority over other creditors as anticipated. First lien loans may also include unitranche loans. Unitranche loans combine characteristics of traditional first lien senior secured loans as well as second lien and subordinated loans. Unitranche loans would expose the Fund to the risks associated with second lien and subordinated loans to the extent it invests in the "last out" tranche.

Senior loans usually include restrictive covenants, which must be maintained by a borrower. The Fund may have an obligation with respect to certain senior secured term loan investments to make additional loans upon demand by a borrower. Such instruments, unlike certain bonds, usually do not have call protection. This means that such interests, while having a stated term, may be prepaid, often without penalty. The rate of such prepayments may be affected by, among other things, general business and economic conditions, as well as the financial status of the Borrower. Prepayment would cause the actual duration of a senior loan to be shorter than its stated maturity.

Senior loans typically will be secured by tangible and intangible assets of a borrower. In some instances, the Fund may invest in senior loans that are secured only by stock of the borrower or its subsidiaries or affiliates. The value of such collateral may decline below the principal amount of the senior secured term loans subsequent to an investment by the Fund.

Senior loans generally are not registered with the SEC, or any state securities commission, and are not listed on any national securities exchange. There is less readily available or reliable information about most senior loans than is the case for many other investments, including securities issued in transactions registered under the Securities Act of 1933, as amended, or registered under the Securities Exchange Act of 1934, as amended (the "Exchange Act"). No active trading market may exist for some senior loans, and some senior loans may be subject to restrictions on resale. A secondary market may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods, which may impair the Fund's ability to realize full value and thus cause a material decline in the Fund's NAV. In addition, the Fund may not be able to readily dispose of its senior loans at prices that approximate those at which the Fund could sell such loans if they were more widely traded and, as a result of such illiquidity, the Fund may have to sell other investments or engage in borrowing transactions if necessary to raise cash to meet its obligations. During periods of limited supply and liquidity of senior loans, the Fund's yield may be lower. See "Below Investment Grade Instruments Risk."
If legislation or government regulations impose additional requirements or restrictions on the ability of financial institutions to make loans, the availability of senior loans for investment by the Fund may be adversely affected. In addition, such requirements or restrictions could reduce or eliminate sources of financing for certain Borrowers. This would increase the risk of default.

If legislation or government regulations require financial institutions to increase their capital requirements, this may cause financial institutions to dispose of senior loans that are considered highly levered transactions. Such sales could result in prices that, in the opinion of the Adviser, do not represent fair value. If the Fund attempts to sell a senior loan at a time when a financial institution is engaging in such a sale, the price the Fund could get for the senior loan may be adversely affected.

The Fund may acquire senior loans through assignments or participations, in addition to direct origination or investments through other funds. The Fund may acquire senior loans through assignment and may elevate a participation interest into an assignment as soon as practicably possible. The purchaser of an assignment typically succeeds to all the rights and obligations of the assigning institution and becomes a lender under the credit agreement with respect to the debt obligation; however, the purchaser's rights can be more restricted than those of the assigning institution, and the Fund may not be able to unilaterally enforce all rights and remedies under the loan and with regard to any associated collateral. A participation typically results in a contractual relationship only with the institution offering the participation, not with the Borrower. Sellers of participations typically include banks, broker-dealers, other financial institutions and lending institutions.

When the Fund acquires a senior loan through a participation, the Fund faces credit risk and counterparty risk. In purchasing participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement against the borrower, and the Fund may not directly benefit from the collateral supporting the debt obligation in which it has purchased the participation. As a result, the Fund will be exposed to the credit risk of both the borrower and the institution selling the participation. Further, in purchasing participations in lending syndicates, the Fund will not be able to conduct the due diligence on the Borrower or the quality of the senior loan with respect to which it is buying a participation that the Fund would otherwise conduct if it were investing directly in the senior loan, which may result in the Fund being exposed to greater credit or fraud risk with respect to the Borrower or the senior loan than the Fund expected when initially purchasing the participation.

Special Situations and Distressed Investments

The Fund seeks to invest in securities and other obligations of companies that are in special situations involving significant financial or business distress, including companies involved in bankruptcy or other reorganization and liquidation proceedings. Although such investments may result in significant returns for the Fund, they involve a substantial degree of risk. The level of analytical sophistication, both financial and legal, necessary for successful investment in distressed assets is unusually high. There is no assurance that the Fund will correctly evaluate the value of the assets collateralizing the Fund's investments or the prospects for a successful reorganization or similar action in respect of any company. In any reorganization or liquidation proceeding relating to a company in which the Fund invests, the Fund may lose its entire investment, may be required to accept cash or securities with a value less than the Fund's original investment and/or may be required to accept payment over an extended period of time.
Troubled company investments and other distressed asset-based investments require active monitoring.

Specialty Finance

The Fund may arrange credit facilities with other lenders, fund managers and originators of risk assets. The Fund may also invest in other funds that focus on similar specialty finance transactions. Specialty finance investments can take form in a wide variety of forms, structures and terms. In general, the debt financing is typically arranged in the form of a senior secured credit facility and provided on the basis of pre-defined parameters and limitations on the types of loans or investments it can be used to fund. In certain cases, the Fund will be directly exposed to the credit risk of the borrower's balance sheet, however this risk is typically mitigated by the senior position of the facility and therefore any losses are first borne by the borrower. In addition, the facility is typically secured by the borrower's underlying assets, which are typically diversified pools of assets. In the event of default, the Fund may incur additional expenses and will rely on the collection efforts of the Adviser. Terms of a facility will vary but are typically commitments of a few years in duration or less. There is no reliable secondary market to liquidate the exposures in advance of the maturity date.

Structured Products Risk

Holders of structured products bear risks of the underlying investments, index or reference obligation and are subject to counterparty risk.

The Fund may have the right to receive payments only from the structured product, and generally does not have direct rights against the issuer or the entity that sold the assets to be securitized. Although certain structured products enable the investor to acquire interests in a pool of securities without the brokerage and other expenses associated with directly holding the same securities, investors in structured products generally pay their share of the structured product's administrative and other expenses. Although it is difficult to predict whether the prices of indices and securities underlying structured products will rise or fall, these prices (and, therefore, the prices of structured products) will be influenced by the same types of political and economic events that affect issuers of securities and capital markets generally. If the issuer of a structured product uses shorter term financing to purchase longer term securities, the issuer may be forced to sell its securities at below market prices if it experiences difficulty in obtaining short-term financing, which may adversely affect the value of the structured products owned by the Fund. Certain structured products may be thinly traded or have a limited trading market.

Subordinated and Unsecured or Partially Secured Loans Risk

The Fund may invest in unsecured loans and secured subordinated loans, including second and lower lien loans. Second lien loans are generally second in line in terms of repayment priority. A second lien loan may have a claim on the same collateral pool as the first lien or it may be secured by a separate set of assets. Second lien loans generally give investors priority over general unsecured creditors in the event of an asset sale. The priority of the collateral claims of third or lower lien loans ranks below holders of second lien loans and so on. Such junior loans are subject to the same general risks inherent to any loan investment, including credit risk, market and liquidity risk, and interest rate risk. Due to their lower place in the Borrower's capital structure and possible unsecured or partially secured status, such loans involve a higher degree of overall risk than senior loans of the same Borrower.

Taxation Risk
By investing in certain litigation and specialty financing arrangements, the Fund will obtain exposure to these arrangements within the federal tax requirements that apply to the Fund. Typically, any gains or losses from trading in Section 1256 futures contracts, such as exchange-traded commodity futures contracts, are taxed 60% as long-term capital gains/losses and 40% short term capital gains/losses.

Trade Finance

Trade finance as an asset class typically consists of the financing of goods or materials during the time it takes to transport the goods from one geographic location to another. The Fund may invest in trade finance, structured trade finance, export finance, and project finance, or related obligations of companies or other entities with potential for exposure to emerging markets, all through a variety of forms, structures, and terms. Investing in trade finance may present emerging market risk, where the Fund considers risks tied to political and economic factors (different and often more complex than those faced domestically), ranging from but not limited to: expropriation, confiscation, nationalization, election, or war. Emerging market risk can also produce risk associated with loan market health, additional costs, regulatory practices, accounting standards, credit systems, taxation, and currency risk. Additionally, trade finance may entail transportation and warehousing risk, legal risk, collateral value risk, liquidity risk, and global market risk. Counterparty risk exists in default and fraud, as well as custody risks of theft and natural disaster. Finally, if an underlying buyer does not follow through on its contractual purchase, the Fund bears the price risk of reselling the goods to a new buyer.

Uncertain Tax Treatment

The Fund may invest a portion of its net assets in "below investment grade" or "high yield" or "junk" instruments. Investments in these types of instruments may present special tax issues for the Fund. U.S. federal income tax rules are not entirely clear about issues such as when the Fund may cease to accrue interest, original issue discount ("OID") or market discount, when and to what extent deductions may be taken for bad debts or worthless instruments, how payments received on obligations in default should be allocated between principal and income and whether exchanges of debt obligations in a bankruptcy or workout context are taxable. These and other issues will be addressed by the Fund, to the extent necessary, in order to seek to ensure that it distributes sufficient income to ensure that it does not become subject to U.S. federal income or excise tax.

▪Risks Relating to the Fund's RIC Status

To qualify and remain eligible for the special tax treatment accorded to RICs and their shareholders under the Code, the Fund must meet certain source-of-income, asset diversification and annual distribution requirements. Very generally, in order to qualify as a RIC, the Fund must derive at least 90% of its gross income for each taxable year from dividends, interest, payments with respect to certain securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, net income derived from an interest in a qualified publicly traded partnership or other income derived with respect to its business of investing in stock or other securities and currencies. The Fund must also meet certain asset diversification requirements at the end of each quarter of each of its taxable years. Failure to meet these diversification requirements on the last day of a quarter may result in the Fund having to dispose of certain investments quickly in order to prevent the loss of RIC status. Any such dispositions could be made at disadvantageous prices or times, and may result in substantial losses to the Fund. In addition, in order to be eligible for the special tax treatment accorded to RICs, the Fund must meet the annual distribution requirement, requiring it to distribute with respect to each taxable year at least 90% of the sum of its "investment company taxable income" (generally its taxable ordinary income and realized net short-term capital gains in excess of realized net long-term capital losses, if any) and its net tax-exempt income (if any), to its shareholders. If the Fund fails to qualify as a RIC for any reason and becomes subject to corporate tax, the resulting corporate taxes could substantially reduce its net assets, the amount of income available for distribution and the amount of its distributions. Such a failure would have a material adverse effect on the Fund and its shareholders. In addition, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions in order to re-qualify as a RIC.

▪RIC-Related Risks of Investments Generating Non-Cash Taxable Income

Certain of the Fund's investments will require the Fund to recognize taxable income in a taxable year in excess of the cash generated on those investments during that year. In particular, the Fund may invest in loans and other debt obligations that will be treated as having "market discount," PIK interest or income, and/or OID for U.S. federal income tax purposes. Because the Fund may be required to recognize income in respect of these investments before, or without receiving, cash representing such income, the Fund may have difficulty satisfying the annual distribution requirements applicable to RICs and avoiding Fund-level U.S. federal income and/or excise taxes. Accordingly, the Fund may be required to sell assets, including at potentially disadvantageous times or prices, borrow, raise additional equity capital, make taxable distributions of its shares or debt securities, or reduce new investments, to obtain the cash needed to make these income distributions. If the Fund liquidates assets to raise cash, the Fund may realize gain or loss on such liquidations; in the event the Fund realizes net capital gains from such liquidation transactions, its shareholders may receive larger capital gain distributions than they would in the absence of such transactions.

Valuation Risk

Unlike the national exchanges for publicly traded common stock, there is no central place or exchange for credit-related instruments, such as loans or other debt instruments to trade. Loans and other debt instruments generally trade on an OTC market, which may be anywhere in the world where a buyer and seller can settle on a price. Due to the lack of centralized information and trading, the valuation of debt instruments may carry more risk than that of common stock. Uncertainties in the conditions of the financial market, unreliable reference data, lack of transparency and inconsistency of valuation models and processes may lead to inaccurate asset pricing. Although fair value estimates provided by the Adviser integrate observable inputs, to the extent the Adviser relies on unobservable inputs and subjective judgements, fair value estimates will be subject to heightened risk of inaccuracy. In addition, other market participants may value securities and other instruments differently than the Fund. As a result, the Fund may be subject to the risk that when a loan or other debt instrument is sold in the market, the amount received by the Fund is less than the value of such loans or other debt instruments carried on the Fund's books.

Warehousing Facilities

The Fund may provide warehousing credit facilities to a variety of lenders, funds, platforms, companies and/or other entities. These facilities are typically secured by a borrower's investment activities, acquisitions and lending assets. The intent of such facilities is to provide the borrower with short-term financing to support their ongoing investment activities in an anticipation of redistribution of the same assets to another capital provider, such as a fund, a platform or public offering. The facilities may also be used to season certain investment assets, as required by tax, legal or regulatory requirements, before passing from one legal entity to another. Although such facilities are intended to be short-term in nature, there can be no assurance that the borrower will be successful in redistributing the assets as intended to the long-term providers of capital. In such cases, the length of the exposure to such assets may extend considerably, and in certain circumstances, may lead to the Fund owning such assets outright which may further lengthen the term of exposure. In certain situations, the value of the assets may decline considerably over the life of the exposure resulting in adverse results for the Fund.

Effects of Leverage [Text Block]
The Fund's use of leverage could create the opportunity for a higher return for shareholders but would also result in special risks for shareholders and can magnify the effect of any losses. If the income and gains earned on the securities and investments purchased with leverage proceeds are greater than the cost of the leverage, the return on the shares will be greater than if leverage had not been used. Conversely, if the income and gains from the securities and investments purchased with such proceeds do not cover the cost of leverage, the return on the shares will be less than if leverage had not been used. There is no assurance that a leveraging strategy will be successful. Leverage involves risks and special considerations for shareholders, including:

•the likelihood of greater volatility of NAV and market price of the shares than a comparable portfolio without leverage;
•the risk that fluctuations in interest rates on borrowings and short-term debt or in the dividend rates on any preferred shares that the Fund may pay will reduce the return to the shareholders or will result in fluctuations in the dividends paid on the shares;
•the effect of leverage in a declining market, which is likely to cause a greater decline in the NAV of the shares than if the Fund were not leveraged, which may result in a greater decline in the market price of the shares; and
•when the Fund uses certain types of leverage, the management fee payable to the Adviser will be higher than if the Fund did not use leverage.

Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Capital Stock [Table Text Block]
DESCRIPTION OF CAPITAL STRUCTURE AND SHARES

The Fund is an unincorporated statutory trust established under the laws of the State of Delaware upon the filing of a Certificate of Trust with the Secretary of State of Delaware on October 23, 2023. The Fund's Agreement and Declaration of Trust (the "Declaration of Trust")
provides that the Board of Trustees of the Fund may authorize an unlimited number of shares. The Fund does not intend to hold annual meetings of its shareholders.

The Declaration of Trust, which has been filed with the SEC, permits the Fund to issue an unlimited number of full and fractional shares of beneficial interest, no par value. The Fund offers one share class.

Holders of shares will be entitled to the payment of Distributions when, as and if declared by the Board of Trustees. The Fund currently intends to make dividend distributions to its shareholders after payment of Fund operating expenses including interest on outstanding borrowings, if any, no less frequently than quarterly. Unless the registered owner of shares elects to receive cash, all dividends declared on shares will be automatically reinvested for shareholders in additional shares of the Fund. See "Dividend Reinvestment Policy." The 1940 Act may limit the payment of distributions to the holders of shares.

Each whole share shall be entitled to one vote as to matters on which it is entitled to vote pursuant to the terms of the Declaration of Trust on file with the SEC. Upon liquidation of the Fund, after paying or adequately providing for the payment of all liabilities of the Fund, and upon receipt of such releases, indemnities and refunding agreements as they deem necessary for their protection, the Trustees may distribute the remaining assets of the Fund among its shareholders. The shares are not liable to further calls or to assessment by the Fund. There are no pre-emptive rights associated with the shares. The Declaration of Trust provides that the Fund's shareholders are not liable for any liabilities of the Fund. Although shareholders of an unincorporated statutory trust established under Delaware law, in certain limited circumstances, may be held personally liable for the obligations of the Fund as though they were general partners, the provisions of the Declaration of Trust described in the foregoing sentence make the likelihood of such personal liability remote.

The Fund generally will not issue share certificates. However, upon written request to the Transfer Agent, a share certificate may be issued at the Fund's discretion for any or all of the full shares credited to an investor's account. Share certificates that have been issued to an investor may be returned at any time. The Transfer Agent will maintain an account for each shareholder upon which the registration of shares are recorded, and transfers, permitted only in rare circumstances, such as death or bona fide gift, will be reflected by bookkeeping entry, without physical delivery. The Transfer Agent will require that a shareholder provide requests in writing, accompanied by a valid signature guarantee form, when changing certain information in an account such as wiring instructions or telephone privileges.

The following table shows the amounts of shares of the Fund that have been authorized and are outstanding as January 25, 2024:

(1)	(2)	(3)	(4)
Title of Class	Amount Authorized	Amount Held by Fund for its Account	Amount Outstanding Exclusive of Amount Shown Under (3)
Shares of Beneficial Interest	Unlimited	0	10,000 shares

Security Dividends [Text Block]	The Fund currently intends to make dividend distributions to its shareholders after payment of Fund operating expenses including interest on outstanding borrowings, if any, no less frequently than quarterly. Unless the registered owner of shares elects to receive cash, all dividends declared on shares will be automatically reinvested for shareholders in additional shares of the Fund.
Security Voting Rights [Text Block]	Each whole share shall be entitled to one vote as to matters on which it is entitled to vote pursuant to the terms of the Declaration of Trust on file with the SEC.
Security Liquidation Rights [Text Block]	Upon liquidation of the Fund, after paying or adequately providing for the payment of all liabilities of the Fund, and upon receipt of such releases, indemnities and refunding agreements as they deem necessary for their protection, the Trustees may distribute the remaining assets of the Fund among its shareholders.
Outstanding Securities [Table Text Block]

(1)	(2)	(3)	(4)
Title of Class	Amount Authorized	Amount Held by Fund for its Account	Amount Outstanding Exclusive of Amount Shown Under (3)
Shares of Beneficial Interest	Unlimited	0	10,000 shares

Outstanding Security, Title [Text Block]	Shares of Beneficial Interest
Adviser's Analysis Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Adviser's Analysis Risk

The Adviser seeks to conduct reasonable and appropriate due diligence based on the facts and circumstances applicable to each investment. When conducting due diligence and making an assessment regarding an investment for the Fund, the Adviser relies on available resources, including information provided by the target of the investment and, in some circumstances, third-party investigations. As a result, the due diligence process may at times be subjective with respect to recently organized companies for which only limited information is available. Accordingly, the Adviser cannot be certain that due diligence investigations with respect to any investment opportunity for the Fund will reveal or highlight all relevant facts (including fraud) that may be necessary or helpful in evaluating such investment opportunity, or that its due diligence investigations will result in investments for the Fund being successful. There can be no assurance that the projected results of an investment opportunity will be achieved for the Fund, and actual results may vary significantly from such projections. General economic, natural, and other conditions, which are not predictable, can have an adverse impact on the reliability of such projections. Assumptions or projections about asset lives; the stability, growth, or predictability of costs; demand; or revenues generated by an investment or other factors associated therewith may, due to various risks and uncertainties including those described herein, differ materially from actual results.

Below Investment Grade Instruments Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Below Investment Grade Instruments Risk

The Fund may invest in debt securities and other instruments that are rated "below investment grade" by recognized rating agencies or will be unrated (sometimes referred to as high yield or junk bonds) and face ongoing uncertainties and exposure to adverse business, financial or economic conditions and the issuer's failure to make timely interest and/or principal payments. Such securities and instruments are generally not exchange traded and, as a result, trade in the over-the-counter ("OTC") marketplace, which is less transparent than the exchange-traded marketplace. In addition, the Fund may invest in bonds of issuers that do not have publicly traded equity securities, making it more difficult to hedge the risks associated with such investments. The Fund's investments in "below investment grade" or "high yield" or "junk" securities and instruments expose it to a substantial degree of credit risk and interest rate risk. The market for high yield securities has recently experienced periods of significant volatility and reduced liquidity. The market values of certain of these lower-rated and unrated debt investments tend to reflect individual corporate developments to a greater extent and tend to be more sensitive to economic conditions than those of higher-rated investments, which react primarily to fluctuations in the general level of interest rates. Companies that issue such securities are often highly leveraged and may not have available to them more traditional methods of financing. Major economic recessions such as those recently (and in some cases, currently) experienced globally may disrupt severely the market for such securities, and may have an adverse impact on the value of such securities and the ability of the issuers of such securities to repay principal and/or interest thereon, thereby increasing the incidence of default of such securities. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may also decrease the value and liquidity of these high yield debt securities.

Call Option Spread Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Call Option Spread Risk

The Fund's call option spreads may expire worthless and fail to provide participation in positive equity market returns. Option counterparties may default on their obligations to the Fund. Over-the-counter options may become illiquid. By selling call options in return for the receipt of premiums, the Fund will give up the opportunity to benefit from potential increases in the value of the S&P 500® Index above the exercise prices of such options on the written leg of the call spread. Exchanges may suspend the trading of options in volatile markets. If trading is suspended, the Fund may be unable to purchase or sell options at times that may be desirable or advantageous to do so.

Closed-End Structure Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Closed-End Structure Risk
The Fund is a closed-end investment company. It is designed for long-term investors and not as a trading vehicle. Unlike many closed-end investment companies, the Fund's shares are not listed on any securities exchange and are not publicly traded. There is currently no secondary market for the shares and the Fund expects that no secondary market will develop. Liquidity is provided to shareholders only through the Fund's quarterly repurchase offers for no less than 5% of the shares outstanding at NAV. There is no guarantee that shareholders will be able to sell all of the shares they desire in a quarterly repurchase offer.
Competition For Investment Opportunities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Competition for Investment Opportunities Risk

The activity of identifying, completing and realizing the types of investment opportunities targeted by the Adviser for the Fund is highly competitive and involves a significant degree of uncertainty. The Fund competes for investment opportunities with other investment companies and private investment vehicles, as well as the public debt markets, individuals and financial institutions, including investment banks, commercial banks and insurance companies, business development companies, strategic industry acquirers, hedge funds and other institutional investors, investing directly or through affiliates. Over the past several years, a number of such investment vehicles have been formed (and many such existing entities have grown in size). Additional entities with a similar investment objective may be formed in the future by other unrelated parties. It is possible that competition for appropriate investment opportunities may increase, thus reducing the number of opportunities available to the Fund. Such supply-side competition may adversely affect the terms on which investments can be made by the Fund. Moreover, transaction sponsors unaffiliated with the Fund or the Adviser may be reluctant to present investment opportunities to the Fund because of its affiliation with the Adviser. There can be no assurance that the Adviser will be able to locate and complete investments that satisfy the Fund's investment objective or to realize on their values.

Conflicts Of Interest Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Conflicts of Interest Risk

The Adviser (and its affiliates) and the Portfolio Managers (and the portfolio managers for other clients managed by the Adviser or its affiliates) manage the assets of and/or provide advice to individual accounts, as well as to the Fund. The Fund has no interest in the activities of the Adviser's other clients. In addition, the Adviser and its affiliates, and any of their respective officers, directors, partners, members or employees, may invest for their own accounts in various investment opportunities, including in investment funds, private investment companies or other investment vehicles in which the Fund will have no interest. However, there are no affiliations or arrangements between the Adviser's or its affiliates' clients, the pooled investment vehicles in which the Fund invests and the asset managers of such pooled investment vehicles.
The Adviser (and its affiliates) and the Portfolio Managers (and the portfolio managers for other clients managed by the Adviser or its affiliates) will experience conflicts of interest in connection with the management of the Fund relating to the allocation of the Adviser's time and resources between the Fund and other investment activities; the allocation of investment opportunities by the Adviser and its affiliates (including other client accounts managed by the Adviser or its affiliates); compensation to the Adviser; services that may be provided by the Adviser, its investment professionals and its affiliates to issuers in which the Fund invests; investment by the Fund and other clients of the Adviser, subject to the limitations of the 1940 Act; the formation of additional investment funds by the Adviser or its affiliates; differing recommendations given by the Adviser to the Fund versus other clients of the Adviser or its affiliates; the Adviser's use of information gained from issuers in the Fund's portfolio investments by other clients, subject to applicable law; and restrictions on the Adviser's use of non-public information with respect to potential investments by the Fund. The Adviser and/or its affiliates may from time to time obtain non-public information regarding certain issuers or other investment opportunities, which information may be material. As a result of the federal and state securities laws' prohibition on trading on the basis of material non-public information, the Fund may be prohibited from buying or selling securities or pursuing a transaction or investment opportunity, which may result in a loss (actual or potential) to the Fund. See "Conflicts of Interest."

Credit Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Credit Risk

The Fund's debt investments will be subject to the risk of non-payment of scheduled interest or principal by a counterparty with respect to such investments. Such non-payment would likely result in a reduction of income to the Fund and a reduction in the value of the debt investments experiencing non-payment.

Although the Fund may invest in investments that the Adviser believes are secured by specific collateral, the value of which may exceed the principal amount of the investments at the time of initial investment, there can be no assurance that the liquidation of any such collateral would satisfy a counterparty's obligation in the event of non-payment of scheduled interest or principal payments with respect to such investment, or that such collateral could be readily liquidated. In addition, in the event of bankruptcy of a counterparty, the Fund could experience delays or limitations with respect to its ability to realize the benefits of the collateral securing an investment. Under certain circumstances, collateral securing an investment may be released without the consent of the Fund. The Fund may also invest in high yield instruments and unsecured investments, each of which involves a higher degree of risk than senior secured loans. The Fund's right to payment and its security interest, if any, may be subordinated to the payment rights and security interests of more senior creditors. Certain of these investments may have an interest-only or paid-in-kind ("PIK") payment schedule, with the principal amount remaining outstanding and at risk until the maturity of the investment. In this case, a counterparty's ability to repay the principal of an investment may be dependent upon a liquidity event or the long-term success of the company, the occurrence of which is uncertain.

A company in which the Fund invests could deteriorate as a result of, among other factors, an adverse development in its business, a change in the competitive environment or an economic downturn. As a result, companies that the Fund expected to be stable may operate, or expect to operate, at a loss or have significant variations in operating results, may require substantial additional capital to support their operations or maintain their competitive position, or may otherwise have a weak financial conditions or be experiencing financial distress.

Debt Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Debt Securities Risk

When the Fund invests in fixed-rate debt securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed-rate debt securities. In general, the market price of debt securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default) and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment, possibly causing the Fund's share price and total return to be reduced and fluctuate more than other types of investments.

Fixed-Income Instruments Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Fixed-Income Instruments Risk

The Fund invests in loans and other types of fixed-income instruments and securities. Such investments may be secured, partially secured or unsecured and may be unrated, and whether or not rated, may have speculative characteristics. The market price of the Fund's fixed income investments will change in response to changes in interest rates and other factors. Generally, when interest rates rise, the values of fixed-income instruments fall, and vice versa. In typical interest rate environments, the prices of longer-term fixed-income instruments generally fluctuate more than the prices of shorter-term fixed-income instruments as interest rates change. These risks may be greater in the current market environment because certain interest rates are near historically low levels. The obligor of a fixed-income instrument may not be able or willing to pay interest or to repay principal when due in accordance with the terms of the associated agreement. An obligor's willingness and ability to pay interest or to repay principal due in a timely manner may be affected by, among other factors, its cash flow. Commercial bank lenders may be able to contest payments to the holders of other debt obligations of the same obligor in the event of default under their commercial bank loan agreements. See also "Risks Factors – Credit Risk."

The Fund invests in loans and other similar forms of debt. Such forms of indebtedness are different from traditional debt securities in that debt securities are part of a large issue of securities to the public and loans and similar debt instruments may not be securities, but may represent a specific commercial loan to a borrower. Loan participations typically represent direct participation, together with other parties, in a loan to a corporate borrower, and generally are offered by banks or other financial institutions or lending syndicates. The Fund may participate in such syndications, or can buy part of a loan, becoming a part-lender. When purchasing indebtedness (including loan participations), the Fund assumes the credit risk associated with the corporate borrower and may assume the credit risk associated with an interposed bank or other financial intermediary. Members of a syndicate in which the Fund participates may have different and sometimes superior rights than the Fund. Where the Fund invests as a sub-participant in syndicated debt, it may be subject to certain risks as a result of having no direct contractual relationship with the underlying borrower. As a result, the Fund will generally be dependent on the lender to enforce its rights and obligations under the loan arrangements in the event of a default by the underlying borrower and will generally not have any direct rights against the underlying borrower, any direct rights in the collateral, if any, securing such borrowing, or any right to deal directly with such borrower. The lender will, in general, retain the right to determine whether remedies provided for in the underlying loan arrangement will be exercised, or waived. In the event that the Fund enters into such an investment, there can be no assurance that its ability to realize on a participation will not be interrupted or impaired in the event of the bankruptcy or insolvency of the borrower or the lender or that in such circumstances, the Fund will benefit from any set-off between the lender and the borrower. Successful claims by third parties arising from these and other risks may be borne by the Fund.
The Fund may invest in debtor-in-possession financings. In such investments there is a risk that the underlying borrower may not successfully exit bankruptcy and may be forced to liquidate its assets in which case the Fund's only recourse will be against the security provided by the borrower (which may not be sufficient to cover related losses).

Investment Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Investment Risk

An investment in the Fund involves a considerable amount of risk. Before making an investment decision, a prospective investor should (i) consider the suitability of this investment with respect to his, her or its investment objectives and personal situation and (ii) consider factors such as his, her or its personal net worth, income, age, risk tolerance and liquidity needs. An investment in the Fund's shares is subject to investment risk, including the possible loss of the entire principal amount invested. An investment in the Fund's shares represents an indirect investment in the portfolio of loans and fixed-income instruments, short positions and other securities owned by the Fund, and the value of these securities and other instruments may fluctuate, sometimes rapidly and unpredictably, and such investment is subject to investment risk, including the possible loss of the entire principal amount invested. At any point in time, an investment in the Fund's shares may be worth less than the original amount invested, even after taking into account distributions paid by the Fund and the ability of shareholders to reinvest dividends. The Fund may also use leverage, which would magnify the Fund's investment, market and certain other risks.

Issuer Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Issuer Risk
The value of a specific security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of an issuer's securities that are held in the Fund's portfolio may decline for a number of reasons that directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods and services.
Key Personnel Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Key Personnel Risk

The Adviser depends on the efforts, skills, reputations and business contacts of its key personnel, the information and deal flow they and others generate during the normal course of their activities and the synergies among the diverse fields of expertise and knowledge held by the Adviser's professionals. The loss of the services of any of them could have a material adverse effect on the Fund and could harm the Adviser's ability to manage the Fund.
The Adviser's principals and other key personnel possess substantial experience and expertise and have strong business relationships with members of the business community. The loss of these personnel could jeopardize the Adviser's relationships with members of the business community and could result in fewer investment opportunities for the Fund. For example, if any of the Adviser's principals were to join or form a competing firm, the Fund's results and financial condition could suffer.

Legal And Regulatory Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Legal and Regulatory Risks

Legal and regulatory changes could occur that may materially adversely affect the Fund. The regulation of the U.S. and non-U.S. securities and futures markets and investment funds such as the Fund has undergone substantial change in recent years, and such change may continue.
The Dodd-Frank Wall Street Reform and Consumer Protection Act ("Dodd-Frank Act") made a number of changes to the regulatory framework in the financial services industry, including regulations applicable to banks, insurance companies, and other firms. The Dodd-Frank Act also made a number of regulatory changes to the oversight and treatment of various investments, in particular, derivatives. The process of implementing regulations under the Dodd-Frank Act is ongoing and there may be further changes to the system. The impact of these regulatory changes will be felt across industries for a number of years and will impact the Fund's investments and the administration of the Fund. Instruments in which the Fund invests may incur increased regulatory compliance costs and could be subject to regulatory action. The Fund may incur Dodd-Frank regulatory compliance costs, which could impact performance.

Lender Liability Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Lender Liability Risk

A number of U.S. judicial decisions have upheld judgments obtained by borrowers against lending institutions on the basis of various evolving legal theories, collectively termed "lender liability." Generally, lender liability is founded on the premise that a lender (i) has violated a duty (whether implied or contractual) of good faith, commercial reasonableness and fair dealing, or a similar duty owed to the borrower or (ii) has assumed an excessive degree of control over the borrower resulting in the creation of a fiduciary duty owed to the borrower or its other creditors or shareholders. Because of the nature of its investments, the Fund may be subject to allegations of lender liability or indirectly exposed to lender liability when it purchases a loan.

In addition, under common law principles that in some cases form the basis for lender liability claims, if a lender or other financial creditor (i) intentionally takes an action that results in the undercapitalization of a borrower to the detriment of other creditors of such borrower, (ii) engages in other inequitable conduct to the detriment of such other creditors, (iii) engages in fraud with respect to, or makes misrepresentations to, such other creditors or (iv) uses its influence as a stockholder (if applicable) to dominate or control a borrower to the detriment of other creditors of such borrower, a court may elect to subordinate the claim of the offending lender or other financial creditor to the claims of the disadvantaged creditor or creditors, a remedy called "equitable subordination."

Leverage Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Leverage Risk

The Fund is permitted to obtain leverage using any form or combination of financial leverage instruments, including through funds borrowed from banks or other financial institutions (i.e., a credit facility), margin facilities, the issuance of preferred shares or notes and leverage attributable to reverse repurchase agreements, dollar rolls or similar transactions. The Fund may use leverage opportunistically and may choose to increase or decrease its leverage, or use different types or combinations of leveraging instruments, at any time based on the Fund's assessment of market conditions and the investment environment. The use of leverage, such as borrowing money to purchase securities, will cause the Fund to incur additional expenses and would significantly magnify the Fund's losses in the event of underperformance of the Fund's underlying investments.

Use of leverage creates an opportunity for increased income and return for shareholders but, at the same time, creates risks, including the likelihood of greater volatility in the NAV and market price of, and distributions on, the Fund's shares. Increases and decreases in the value of the Fund's portfolio will be magnified if the Fund uses leverage. In particular, leverage may magnify interest rate risk, which is the risk that the prices of portfolio securities will fall (or rise) if market interest rates for those types of securities rise (or fall). As a result, leverage may cause greater changes in the Fund's NAV, which will be borne entirely by the Fund's shareholders. There can be no assurance that the Fund will use leverage or that its leveraging strategy will be successful during any period in which it is employed. The Fund may be subject to investment restrictions of one or more nationally recognized statistical rating organizations and/or credit facility lenders as a result of its use of financial leverage. These restrictions may impose asset coverage or portfolio composition requirements that are more stringent than those imposed on the Fund by the 1940 Act. It is not anticipated that these covenants or portfolio requirements will significantly impede the Adviser in managing the Fund's portfolio in accordance with its investment objective and policies. Nonetheless, if these covenants or guidelines are more restrictive than those imposed by the 1940 Act, the Fund may not be able to utilize as much leverage as it otherwise could have, which could reduce the Fund's investment returns. In addition, the Fund expects that any notes it issues or credit facility it enters into would contain covenants that, among other things, will likely impose geographic exposure limitations, credit quality minimums, liquidity minimums, concentration limitations and currency hedging requirements on the Fund. These covenants would also likely limit the Fund's ability to pay distributions in certain circumstances, incur additional debt, change fundamental investment policies and engage in certain transactions, including mergers and consolidations. Such restrictions could cause the Adviser to make different investment decisions than if there were no such restrictions and could limit the ability of the Board of Trustees and shareholders to change fundamental investment policies.

The costs of a financial leverage program (including the costs of offering preferred shares and notes) will be borne entirely by the Fund and, in turn, the shareholders and consequently will result in a reduction of the NAV of the shares. To monitor this issue, the Board of Trustees intends to periodically review the Fund's use of leverage, including its impact on Fund performance. See "Conflicts of Interest."

The Fund's use of leverage could create the opportunity for a higher return for shareholders but would also result in special risks for shareholders and can magnify the effect of any losses. If the income and gains earned on the securities and investments purchased with leverage proceeds are greater than the cost of the leverage, the return on the shares will be greater than if leverage had not been used. Conversely, if the income and gains from the securities and investments purchased with such proceeds do not cover the cost of leverage, the return on the shares will be less than if leverage had not been used. There is no assurance that a leveraging strategy will be successful. Leverage involves risks and special considerations for shareholders, including:

•the likelihood of greater volatility of NAV and market price of the shares than a comparable portfolio without leverage;
•the risk that fluctuations in interest rates on borrowings and short-term debt or in the dividend rates on any preferred shares that the Fund may pay will reduce the return to the shareholders or will result in fluctuations in the dividends paid on the shares;
•the effect of leverage in a declining market, which is likely to cause a greater decline in the NAV of the shares than if the Fund were not leveraged, which may result in a greater decline in the market price of the shares; and
•when the Fund uses certain types of leverage, the management fee payable to the Adviser will be higher than if the Fund did not use leverage.

The Fund may continue to use leverage if the benefits to the Fund's shareholders of maintaining the leveraged position are believed to outweigh the risks above.

Liquidity Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Liquidity Risk

Shareholder Liquidity Risk

The Fund is a closed-end investment company structured as an "interval fund" and designed for long-term investors. Unlike many closed-end investment companies, the Fund's shares are not listed on any securities exchange and are not publicly traded. There is currently no secondary market for the shares and the Fund expects that no secondary market will develop. Liquidity is provided to shareholders only through the Fund's quarterly repurchase offers for no less than 5% of the shares outstanding at NAV. There is no guarantee that shareholders will be able to sell all of the shares they desire in a quarterly repurchase offer.

Fund Investments Liquidity Risk

The Fund's investments are also subject to liquidity risk. Liquidity risk exists when particular investments of the Fund would be difficult to purchase or sell, possibly preventing the Fund from selling such illiquid securities at an advantageous time or price, or possibly requiring the Fund to dispose of other investments at unfavorable times or prices in order to satisfy its obligations. Funds with principal investment strategies that involve securities of companies with smaller market capitalizations or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk. The Fund may invest without limit in securities that, at the time of investment, are illiquid. The Fund may also invest in restricted securities. Investments in restricted securities could have the effect of increasing the amount of the Fund's assets invested in illiquid securities if qualified institutional buyers are unwilling to purchase these securities.

The market price of illiquid and restricted securities may be more volatile than that of more liquid securities, which may adversely affect the price that the Fund pays for or recovers upon the sale of such securities. Illiquid and restricted securities are also more difficult to value, especially in challenging markets. The Adviser's judgment may play a greater role in the valuation process. Investment of the Fund's assets in illiquid and restricted securities may restrict the Fund's ability to take advantage of market opportunities. In order to dispose of an unregistered security, the Fund, where it has contractual rights to do so, may have to cause such security to be registered. A considerable period may elapse between the time the decision is made to sell the security and the time the security is registered, thereby enabling the Fund to sell it. Contractual restrictions on the resale of securities vary in length and scope and are generally the result of a negotiation between the issuer and acquiror of the securities. In either case, the Fund would bear market risks during that period.

Some loans and other debt instruments are not readily marketable and may be subject to restrictions on resale. Such instruments may not be listed on any national securities exchange and no active trading market may exist for certain of the loans and fixed-income instruments in which the Fund will invest. Where a secondary market exists, the market for such instruments may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods. In addition, events occurring subsequent to an investment by the Fund, including, for example, withdrawals and changes in market, political or other relevant circumstances, may cause some loans and other debt instruments that were liquid at the time of acquisition to become illiquid or otherwise cause the Fund's concentration in illiquid investments to increase.

Liquidity Risk, Shareholder Liquidity Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Shareholder Liquidity Risk

The Fund is a closed-end investment company structured as an "interval fund" and designed for long-term investors. Unlike many closed-end investment companies, the Fund's shares are not listed on any securities exchange and are not publicly traded. There is currently no secondary market for the shares and the Fund expects that no secondary market will develop. Liquidity is provided to shareholders only through the Fund's quarterly repurchase offers for no less than 5% of the shares outstanding at NAV. There is no guarantee that shareholders will be able to sell all of the shares they desire in a quarterly repurchase offer.
Liquidity Risk, Fund Investments Liquidity Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Fund Investments Liquidity Risk

The Fund's investments are also subject to liquidity risk. Liquidity risk exists when particular investments of the Fund would be difficult to purchase or sell, possibly preventing the Fund from selling such illiquid securities at an advantageous time or price, or possibly requiring the Fund to dispose of other investments at unfavorable times or prices in order to satisfy its obligations. Funds with principal investment strategies that involve securities of companies with smaller market capitalizations or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk. The Fund may invest without limit in securities that, at the time of investment, are illiquid. The Fund may also invest in restricted securities. Investments in restricted securities could have the effect of increasing the amount of the Fund's assets invested in illiquid securities if qualified institutional buyers are unwilling to purchase these securities.

The market price of illiquid and restricted securities may be more volatile than that of more liquid securities, which may adversely affect the price that the Fund pays for or recovers upon the sale of such securities. Illiquid and restricted securities are also more difficult to value, especially in challenging markets. The Adviser's judgment may play a greater role in the valuation process. Investment of the Fund's assets in illiquid and restricted securities may restrict the Fund's ability to take advantage of market opportunities. In order to dispose of an unregistered security, the Fund, where it has contractual rights to do so, may have to cause such security to be registered. A considerable period may elapse between the time the decision is made to sell the security and the time the security is registered, thereby enabling the Fund to sell it. Contractual restrictions on the resale of securities vary in length and scope and are generally the result of a negotiation between the issuer and acquiror of the securities. In either case, the Fund would bear market risks during that period.

Some loans and other debt instruments are not readily marketable and may be subject to restrictions on resale. Such instruments may not be listed on any national securities exchange and no active trading market may exist for certain of the loans and fixed-income instruments in which the Fund will invest. Where a secondary market exists, the market for such instruments may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods. In addition, events occurring subsequent to an investment by the Fund, including, for example, withdrawals and changes in market, political or other relevant circumstances, may cause some loans and other debt instruments that were liquid at the time of acquisition to become illiquid or otherwise cause the Fund's concentration in illiquid investments to increase.

Management Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Management Risk
The Fund's NAV changes daily based on the performance of the securities in which it invests. The Adviser's judgments about the attractiveness, value and potential appreciation of particular asset classes and securities in which the Fund invests (directly or indirectly) may prove to be incorrect and may not produce the desired results. Additionally, the Adviser's judgments about the potential performance of a public fund (pooled investment vehicles or other means of indirect investment) may also prove incorrect and may not produce the desired results.
Market Developments [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Market Developments

Although the market is not currently experiencing the same levels of disruption as during 2008 to 2009 and early 2020, extreme volatility or market disruption may recur in the future. Instability in the credit markets may make it more difficult for a number of issuers of debt securities to obtain financing or refinancing for their investment or lending activities or operations. In particular, because of volatile conditions in the credit markets, issuers of debt securities may be subject to increased cost for debt, tightening underwriting standards and reduced liquidity for loans they make, securities they purchase and securities they issue.

For example, certain borrowers may, due to macroeconomic conditions, be unable to repay secured loans. A borrower's failure to satisfy financial or operating covenants imposed by its lenders could lead to defaults and, potentially, termination of the secured loans and foreclosure on its secured assets, which could trigger cross-defaults under other agreements and jeopardize the borrower's ability to meet its obligations under its debt securities and other instruments. The Fund may incur expenses to the extent necessary to seek recovery upon default or to negotiate new terms with a defaulting counterparty. In addition, if a borrower was to commence bankruptcy proceedings, even though the Fund may have structured its interest as senior debt, depending on the facts and circumstances, a bankruptcy court might recharacterize the Fund's debt holding and subordinate all or a portion of its claim to that of other creditors. Adverse economic conditions also may decrease the value of collateral securing some of the Fund's loans and the value of its equity investments. A recession could lead to financial losses in the Fund's portfolio and a decrease in revenues, net income and the value of the Fund's assets.

These developments may increase the volatility of the value of securities and other instruments owned by the Fund. These developments also may make it more difficult for the Fund to accurately value such instruments or to sell them on a timely basis. These developments could adversely affect the ability of the Fund to use leverage for investment purposes and increase the cost of such leverage, which would reduce returns to the holders of shares. These developments also may adversely affect the broader economy, which in turn may adversely affect the ability of issuers of securities owned by the Fund to make payments of principal and/or interest when due, leading to lower credit ratings of an issuer and increased defaults by the issuer. Such developments could, in turn, reduce the value of securities owned by the Fund and adversely affect its NAV.

Market Disruptions From Natural Disasters Or Geopolitical Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Market Disruptions from Natural Disasters or Geopolitical Risks

Natural disasters, instability abroad, and terrorist attacks in the United States and around the world may result in market volatility, may have long-term effects on the United States and worldwide financial markets and may cause further economic uncertainties in the United States and worldwide. The Fund cannot predict the effects of natural disasters or geopolitical events in the future on the U.S. economy and securities markets.

Market Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Market Risk

The Fund may be materially affected by market, economic and political conditions globally and in the jurisdictions and sectors in which it invests or operates, including factors affecting interest rates, the availability of credit, currency exchange rates and trade barriers. These factors are outside the Adviser's control and could adversely affect the liquidity and value of the Fund's investments, and may reduce the ability of the Fund to make attractive new investments.

In particular, economic and financial market conditions began to significantly deteriorate around 2007 and early 2020 as compared to prior periods. Global financial markets experienced considerable declines in the valuations of debt and equity securities, an acute contraction in the availability of credit and the failure of a number of leading financial institutions. As a result, certain government bodies and central banks worldwide, including the U.S. Treasury Department and the U.S. Federal Reserve, undertook unprecedented intervention programs, the effects of which remain uncertain. The U.S. economy has experienced and continues to experience relatively high levels of constrained lending. Although certain financial markets have shown some recent signs of the improvement, to the extent economic conditions experienced recently, they may adversely impact the investments of the Fund. Low interest rates related to monetary stimulus and economic stagnation may also negatively impact expected returns on investments in such an environment. Trends and historical events do not imply, forecast or predict future events and past performance is not necessarily indicative of future results. There can be no assurance that the assumptions made or the beliefs and expectations currently held by the Adviser will prove correct, and actual events and circumstances may vary significantly.

The Fund may be subject to risk arising from a default by one of several large institutions that are dependent on one another to meet their liquidity or operational needs, so that a default by one institution may cause a series of defaults by the other institutions. This is sometimes referred to as "systemic risk" and may adversely affect financial intermediaries, such as clearing agencies, clearing houses, banks, securities firms and exchanges, with which the Fund interacts on a daily basis.

In addition, the Fund is subject to the risk that geopolitical and other events will disrupt the economy on a national or global level. For instance, war, terrorism, market manipulation, government defaults, government shutdowns, political changes or diplomatic developments, climate change and climate-related events, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics) and natural/environmental disasters can all negatively impact the securities markets, which could cause the Fund to lose value. The lingering effects of COVID-19 and the aggressive responses taken by many governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines or similar restrictions, as well as the forced or voluntary closure of, or operational changes to, many retail and other businesses, have had negative impacts, and in many cases severe negative impacts, on markets worldwide. It is not known how long such impacts, or any future impacts of other significant events described above, will or would last, but there could be a prolonged period of global economic slowdown, which may negatively impact the performance of the Fund's investments or decrease the liquidity of those investments. Therefore, the Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns.

Master Limited Partnership Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Master Limited Partnership Risk

Investments in MLPs involve risks different from those of investing in common stock. MLPs may be subject to the risk of environmental incidents, terrorist attacks, demand destruction from high commodity prices, proliferation of alternative energy sources, inadequate supply of external capital, conflicts of interest with the general partner, and government regulation, each of which could negatively impact the revenue stream form an MLP. Investing in MLPs also involves certain risks related to investing in the underlying assets of the MLPs and risks associated with pooled investment vehicles. These include the risks related to limited control and limited rights to vote on matters affecting the MLP, cash flow risks, dilution risks (which could occur if the MLP raises capital and then invests it in projects whose return fails to exceed the cost of capital raised) and risks related to the general partner's limited call right. MLPs are generally considered interest-rate sensitive investments. During periods of interest rate volatility, these investments may not provide attractive returns. Depending on the state of interest rates in general, the use of MLPs could harm the overall performance of the Fund.

MLP Tax Risk. MLPs, typically, do not pay U.S. federal income tax at the partnership level. Instead, each partner is allocated a share of the partnership's income, gains, losses, deductions and expenses. A change in current tax law or in the underlying business mix of a given MLP could result in an MLP being treated as a corporation for U.S. federal income tax purposes, which would result in such MLP being required to pay U.S. federal income tax on its taxable income. The classification of an MLP as a corporation for U.S. federal income tax purposes would have the effect of reducing the amount of cash available for distribution by the MLP. Thus, if any of the MLPs owned by the Fund were treated as corporations for U.S. federal income tax purposes, it could result in a reduction of the value of your investment in the Fund and lower income, as compared to an MLP that is not taxed as a corporation.

Master Limited Partnership Risk, MLP Tax Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
MLP Tax Risk. MLPs, typically, do not pay U.S. federal income tax at the partnership level. Instead, each partner is allocated a share of the partnership's income, gains, losses, deductions and expenses. A change in current tax law or in the underlying business mix of a given MLP could result in an MLP being treated as a corporation for U.S. federal income tax purposes, which would result in such MLP being required to pay U.S. federal income tax on its taxable income. The classification of an MLP as a corporation for U.S. federal income tax purposes would have the effect of reducing the amount of cash available for distribution by the MLP. Thus, if any of the MLPs owned by the Fund were treated as corporations for U.S. federal income tax purposes, it could result in a reduction of the value of your investment in the Fund and lower income, as compared to an MLP that is not taxed as a corporation.

No History Of Operations Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
No History of Operations Risk

The Fund is a closed-end investment company with no history of operations. It is designed for long-term investors and not as a trading vehicle. If the Fund commences operations under inopportune market or economic conditions, it may not be able to achieve its investment objective. In addition, because the Fund has no minimum asset threshold that must be satisfied prior to launch, the Fund will experience high expenses as a percentage of net assets, subject to the Fund's Expense Limitation Agreement (see "Fund Expenses"), to the extent it raises few assets.

Private Fund Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Private Fund Risk

The Fund's performance depends in part upon the performance of the private fund (pooled investment vehicle) managers and selected strategies, the adherence by such managers to such selected strategies, the instruments used by such managers and the Adviser's ability to select pooled investment vehicle managers and strategies and effectively allocate Fund assets among them. Fund shareholders will bear two layers of fees and expenses: asset-based fees, incentive fees and allocations, and expenses at the Fund level, and asset-based fees, incentive fees and allocations, and expenses at the pooled investment vehicle level.

The pooled investment vehicles in which the Fund invests are subject to risks associated with legal and regulatory changes applicable to financial institutions generally and to pooled investment vehicles in particular. The Fund may not be able to invest in certain pooled investment vehicles that are oversubscribed or closed, and the Fund may be able to allocate only a limited amount of assets to a pooled investment vehicle that has been identified as an attractive opportunity. The Fund's investments in certain pooled investment vehicles may be subject to lock-up periods, during which the Fund may not withdraw its investment. The Fund may invest a substantial portion of its assets in pooled investment vehicles that follow a particular type of investment strategy, which may expose the Fund to the risks of that strategy. Many of the Fund's assets will be priced in the absence of a readily available market and may be priced based on determinations of fair value, which may prove to be inaccurate. The Fund, upon its redemption of all or a portion of its interest in a pooled investment vehicle, may receive an in-kind distribution of securities that are illiquid or difficult to value and difficult to dispose of.

The Fund may be required to make incremental contributions pursuant to capital calls issued from time to time by certain pooled investment vehicles. To fund such capital calls, the Fund may maintain a sizeable cash position, which may result in lower returns. If the Fund does not maintain a sufficient cash position to fund capital calls, it may face the potential inability to fund capital contributions. Any failure by the Fund to make timely capital contributions in respect of its commitments may (i) impair the ability of the Fund to pursue its investment program, (ii) force the Fund to borrow, (iii) indirectly cause the Fund to be subject to certain penalties from the pooled investment vehicle (including the forfeiture of a portion of the Fund's capital contribution to such vehicle), or (iv) otherwise impair the value of the Fund's investments (including the devaluation of the Fund).

Pooled investment vehicle returns may exhibit greater correlations among each other or with fixed-income or equity indices than anticipated by the Adviser, particularly during times of general market turmoil. A pooled investment vehicle manager may invest the pooled investment vehicle's assets in securities of non-U.S. issuers, and the Fund's assets may be invested in pooled investment vehicles that may be denominated in non-U.S. currencies, thereby exposing the Fund to various risks that may not be applicable to U.S. securities. A pooled investment vehicle manager may focus primarily on a particular industry, which would subject the vehicle, and thus the Fund, to greater risk and volatility than if investments had been made in issuers in a broader range of industries. A pooled investment vehicle manager may focus on a particular country or geographic region, which may subject the vehicle, and thus the Fund, to greater risk and volatility than if investments had been made in issuers in a broader range of geographic regions. A pooled investment vehicle manager may use derivatives for speculative or hedging purposes. A pooled investment vehicle may incur leverage for investment or other purposes, which may increase the volatility of the vehicle. A pooled investment vehicle manager may invest without limitation in restricted and illiquid securities.

Pooled investment vehicles might not be publicly traded and therefore would not be liquid investments. Please see "Liquidity Risk" for a description of risks associated with illiquid securities. As a result, the Fund may consider information provided by the pooled investment vehicle manager to determine the value of the Fund's investment in the vehicle. The valuation provided by the pooled investment vehicle manager as of a specific date may vary from the actual sale price that may be obtained if such investment were sold to a third party. The Adviser will use reasonable due diligence to value securities and may also consider information provided by the pooled investment vehicles, including any quarterly unaudited financial statements, which if inaccurate could adversely affect the Adviser's ability to value accurately the Fund's shares.

In addition to valuation risk, an investor in a privately offered pooled investment vehicle is not entitled to the protections of the 1940 Act. For example, privately offered pooled investment vehicles need not have independent boards, may not require shareholder approval of advisory contracts, may leverage to an unlimited extent, and may engage in joint transactions with affiliates. As a result, privately offered pooled investment vehicles may make significant use of leverage, which has the potential to magnify losses versus funds that do not employ leverage. Please see "Leverage Risk" above for a description of risks associated with the use of leverage. Additionally, pooled investment vehicle managers may have limited operating histories upon which to evaluate their performance, and some pooled investment vehicle managers may not be registered under the Advisers Act. Further, some offered pooled investment vehicle managers may charge investors (such as the Fund) asset-based fees and incentive allocations or fees of as much as 20% of net profits (or more in certain limited circumstances), which may create incentives for these managers to make investments that are riskier or more speculative than in the absence of these fees. These characteristics present additional risks, including the possibility of total risk of loss, for shareholders.
Certain pooled investment vehicles are subject to asset-specific risks.
Real Estate Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Real Estate Risk

The main risk of real estate related investments is that the value of the underlying real estate may go down. Many factors may affect real estate values. These factors include both the general and local economies, the amount of new construction in a particular area, the laws and regulations (including zoning and tax laws) affecting real estate and the costs of owning, maintaining and improving real estate. The availability of mortgages and changes in interest rates may also affect real estate values. If the Fund's real estate-related investments are concentrated in one geographic area or in one property type, the Fund will be particularly subject to the risks associated with that area or property type. Real estate historically has experienced significant fluctuation and cycles in value, and specific market conditions may result in a permanent reduction in value. The value of the real estate will depend on many factors beyond the control of the general partner, including, without limitation: changes in general economic or local conditions; changes in supply of or demand for competing properties in an area (as a result, for instance, of over-building); changes in interest rates; the promulgation and enforcement of governmental regulations relating to land use and zoning restrictions, environmental protection and occupational safety; unavailability of mortgage funds which may render the construction, leasing, sale or refinancing of a property difficult; the financial condition of borrowers and of tenants, buyers and sellers of property; changes in real estate tax rates and other operating expenses; the imposition of rent controls; energy and supply shortages; various uninsured or uninsurable risks; and natural disasters.

REIT Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
REIT Risk

Investments (directly or indirectly) in Private REITs and Public REITs (together, "REITs") will subject the Fund to various risks. REIT share prices may decline because of adverse developments affecting the real estate industry and real property values. In general, real estate values can be affected by a variety of factors, including supply and demand for properties, the economic health of the country or of different regions, and the strength of specific industries that rent properties. REITs often invest in highly leveraged properties. Returns from REITs, which typically are small or medium capitalization stocks, may trail returns from the overall stock market. In addition, changes in interest rates may hurt real estate values or make REIT shares less attractive than other income-producing investments. REITs are also subject to heavy cash flow dependency, defaults by borrowers and self-liquidation.
Qualification as a REIT under the Code in any particular year is a complex analysis that depends on a number of factors. There can be no assurance that an entity in which the Fund invests with the expectation that it will be taxed as a REIT will, in fact, qualify as a REIT. An entity that fails to qualify as a REIT would be subject to a corporate-level tax, would not be entitled to a deduction for dividends paid to its shareholders and would not pass through to its shareholders the character of income earned by the entity. If the Fund were to invest in an entity that failed to qualify as a REIT, such failure could significantly reduce the Fund's yield on that investment. REITs can be classified as equity REITs, mortgage REITs and hybrid REITs. Equity REITs invest primarily in real property and earn rental income from leasing those properties. They may also realize gains or losses from the sale of properties. Equity REITs will be affected by conditions in the real estate rental market and by changes in the value of the properties they own. Mortgage REITs invest primarily in mortgages and similar real estate interests and receive interest payments from the owners of the mortgaged properties. Mortgage REITs will be affected by changes in creditworthiness of borrowers and changes in interest rates. Hybrid REITs invest both in real property and in mortgages. Equity and mortgage REITs are dependent upon management skills, may not be diversified and are subject to the risks of financing projects.

Dividends paid by REITs will not generally qualify for the reduced U.S. federal income tax rates applicable to qualified dividends under the Code. See "U.S. Federal Income Tax Matters." The Fund's investments in REITs may include an additional risk to shareholders. Some or all of a REIT's annual distributions to its investors may constitute a non-taxable return of capital. Any such return of capital will generally reduce the Fund's basis in the REIT investment, but not below zero. To the extent the distributions from a particular REIT exceed the Fund's basis in such REIT, the Fund will generally recognize gain. In part because REIT distributions often include a nontaxable return of capital, Fund distributions to shareholders may also include a nontaxable return of capital. Shareholders that receive such a distribution will also reduce their tax basis in their shares of the Fund, but not below zero. To the extent the distribution exceeds a shareholder's basis in the Fund's shares, such shareholder will generally recognize a capital gain. The Fund does not have any investment restrictions with respect to investments in REITs.

Repurchase Policy Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Repurchase Policy Risks

Quarterly repurchases by the Fund of its shares typically will be funded from borrowing proceeds, available cash or sales of portfolio securities. However, payment for repurchased shares may require the Fund to liquidate portfolio holdings earlier than the Adviser otherwise would liquidate such holdings, potentially resulting in losses, and may increase the Fund's portfolio turnover. The Adviser may take measures to attempt to avoid or minimize such potential losses and turnover, and instead of liquidating portfolio holdings, may borrow money to finance repurchases of shares. If the Fund borrows to finance repurchases, interest on any such borrowing will negatively affect shareholders who do not tender their shares in a repurchase offer by increasing the Fund's expenses and reducing any net investment income. To the extent the Fund finances repurchase proceeds by selling investments, the Fund may hold a larger proportion of its gross assets in less liquid securities. Also, the sale of securities to fund repurchases could reduce the market price of those securities, which in turn would reduce the Fund's NAV.

Repurchases of shares will tend to reduce the amount of outstanding shares and, depending upon the Fund's investment performance, its net assets. A reduction in the Fund's net assets may increase the Fund's expense ratio to the extent that additional shares are not sold. In addition, the repurchase of shares by the Fund may be a taxable event to shareholders.

Senior Loans Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Senior Loans Risk

Senior loans generally hold the most senior position in the capital structure of a borrower and in most circumstances are fully collateralized by the borrower's assets. Thus, they are generally repaid before unsecured bank loans, corporate bonds, subordinated debt, trade creditors, and preferred or common stockholders. Substantial increases in interest rates may cause an increase in loan defaults as Borrowers may lack resources to meet higher debt service requirements. The value of the Fund's assets may also be affected by other uncertainties such as economic developments affecting the market for senior secured term loans or affecting Borrowers generally. Moreover, the security for the Fund's investments in secured debt may not be recognized for a variety of reasons, including the failure to make required filings by lenders, trustees or other responsible parties and, as a result, the Fund may not have priority over other creditors as anticipated. First lien loans may also include unitranche loans. Unitranche loans combine characteristics of traditional first lien senior secured loans as well as second lien and subordinated loans. Unitranche loans would expose the Fund to the risks associated with second lien and subordinated loans to the extent it invests in the "last out" tranche.

Senior loans usually include restrictive covenants, which must be maintained by a borrower. The Fund may have an obligation with respect to certain senior secured term loan investments to make additional loans upon demand by a borrower. Such instruments, unlike certain bonds, usually do not have call protection. This means that such interests, while having a stated term, may be prepaid, often without penalty. The rate of such prepayments may be affected by, among other things, general business and economic conditions, as well as the financial status of the Borrower. Prepayment would cause the actual duration of a senior loan to be shorter than its stated maturity.

Senior loans typically will be secured by tangible and intangible assets of a borrower. In some instances, the Fund may invest in senior loans that are secured only by stock of the borrower or its subsidiaries or affiliates. The value of such collateral may decline below the principal amount of the senior secured term loans subsequent to an investment by the Fund.

Senior loans generally are not registered with the SEC, or any state securities commission, and are not listed on any national securities exchange. There is less readily available or reliable information about most senior loans than is the case for many other investments, including securities issued in transactions registered under the Securities Act of 1933, as amended, or registered under the Securities Exchange Act of 1934, as amended (the "Exchange Act"). No active trading market may exist for some senior loans, and some senior loans may be subject to restrictions on resale. A secondary market may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods, which may impair the Fund's ability to realize full value and thus cause a material decline in the Fund's NAV. In addition, the Fund may not be able to readily dispose of its senior loans at prices that approximate those at which the Fund could sell such loans if they were more widely traded and, as a result of such illiquidity, the Fund may have to sell other investments or engage in borrowing transactions if necessary to raise cash to meet its obligations. During periods of limited supply and liquidity of senior loans, the Fund's yield may be lower. See "Below Investment Grade Instruments Risk."
If legislation or government regulations impose additional requirements or restrictions on the ability of financial institutions to make loans, the availability of senior loans for investment by the Fund may be adversely affected. In addition, such requirements or restrictions could reduce or eliminate sources of financing for certain Borrowers. This would increase the risk of default.

If legislation or government regulations require financial institutions to increase their capital requirements, this may cause financial institutions to dispose of senior loans that are considered highly levered transactions. Such sales could result in prices that, in the opinion of the Adviser, do not represent fair value. If the Fund attempts to sell a senior loan at a time when a financial institution is engaging in such a sale, the price the Fund could get for the senior loan may be adversely affected.

The Fund may acquire senior loans through assignments or participations, in addition to direct origination or investments through other funds. The Fund may acquire senior loans through assignment and may elevate a participation interest into an assignment as soon as practicably possible. The purchaser of an assignment typically succeeds to all the rights and obligations of the assigning institution and becomes a lender under the credit agreement with respect to the debt obligation; however, the purchaser's rights can be more restricted than those of the assigning institution, and the Fund may not be able to unilaterally enforce all rights and remedies under the loan and with regard to any associated collateral. A participation typically results in a contractual relationship only with the institution offering the participation, not with the Borrower. Sellers of participations typically include banks, broker-dealers, other financial institutions and lending institutions.
When the Fund acquires a senior loan through a participation, the Fund faces credit risk and counterparty risk. In purchasing participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement against the borrower, and the Fund may not directly benefit from the collateral supporting the debt obligation in which it has purchased the participation. As a result, the Fund will be exposed to the credit risk of both the borrower and the institution selling the participation. Further, in purchasing participations in lending syndicates, the Fund will not be able to conduct the due diligence on the Borrower or the quality of the senior loan with respect to which it is buying a participation that the Fund would otherwise conduct if it were investing directly in the senior loan, which may result in the Fund being exposed to greater credit or fraud risk with respect to the Borrower or the senior loan than the Fund expected when initially purchasing the participation.
Special Situations And Distressed Investments [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Special Situations and Distressed Investments

The Fund seeks to invest in securities and other obligations of companies that are in special situations involving significant financial or business distress, including companies involved in bankruptcy or other reorganization and liquidation proceedings. Although such investments may result in significant returns for the Fund, they involve a substantial degree of risk. The level of analytical sophistication, both financial and legal, necessary for successful investment in distressed assets is unusually high. There is no assurance that the Fund will correctly evaluate the value of the assets collateralizing the Fund's investments or the prospects for a successful reorganization or similar action in respect of any company. In any reorganization or liquidation proceeding relating to a company in which the Fund invests, the Fund may lose its entire investment, may be required to accept cash or securities with a value less than the Fund's original investment and/or may be required to accept payment over an extended period of time.
Troubled company investments and other distressed asset-based investments require active monitoring.

Specialty Finance [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Specialty Finance

The Fund may arrange credit facilities with other lenders, fund managers and originators of risk assets. The Fund may also invest in other funds that focus on similar specialty finance transactions. Specialty finance investments can take form in a wide variety of forms, structures and terms. In general, the debt financing is typically arranged in the form of a senior secured credit facility and provided on the basis of pre-defined parameters and limitations on the types of loans or investments it can be used to fund. In certain cases, the Fund will be directly exposed to the credit risk of the borrower's balance sheet, however this risk is typically mitigated by the senior position of the facility and therefore any losses are first borne by the borrower. In addition, the facility is typically secured by the borrower's underlying assets, which are typically diversified pools of assets. In the event of default, the Fund may incur additional expenses and will rely on the collection efforts of the Adviser. Terms of a facility will vary but are typically commitments of a few years in duration or less. There is no reliable secondary market to liquidate the exposures in advance of the maturity date.

Structured Products Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Structured Products Risk

Holders of structured products bear risks of the underlying investments, index or reference obligation and are subject to counterparty risk.
The Fund may have the right to receive payments only from the structured product, and generally does not have direct rights against the issuer or the entity that sold the assets to be securitized. Although certain structured products enable the investor to acquire interests in a pool of securities without the brokerage and other expenses associated with directly holding the same securities, investors in structured products generally pay their share of the structured product's administrative and other expenses. Although it is difficult to predict whether the prices of indices and securities underlying structured products will rise or fall, these prices (and, therefore, the prices of structured products) will be influenced by the same types of political and economic events that affect issuers of securities and capital markets generally. If the issuer of a structured product uses shorter term financing to purchase longer term securities, the issuer may be forced to sell its securities at below market prices if it experiences difficulty in obtaining short-term financing, which may adversely affect the value of the structured products owned by the Fund. Certain structured products may be thinly traded or have a limited trading market.
Subordinated And Unsecured Or Partially Secured Loans Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Subordinated and Unsecured or Partially Secured Loans Risk

The Fund may invest in unsecured loans and secured subordinated loans, including second and lower lien loans. Second lien loans are generally second in line in terms of repayment priority. A second lien loan may have a claim on the same collateral pool as the first lien or it may be secured by a separate set of assets. Second lien loans generally give investors priority over general unsecured creditors in the event of an asset sale. The priority of the collateral claims of third or lower lien loans ranks below holders of second lien loans and so on. Such junior loans are subject to the same general risks inherent to any loan investment, including credit risk, market and liquidity risk, and interest rate risk. Due to their lower place in the Borrower's capital structure and possible unsecured or partially secured status, such loans involve a higher degree of overall risk than senior loans of the same Borrower.

Taxation Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Taxation Risk
By investing in certain litigation and specialty financing arrangements, the Fund will obtain exposure to these arrangements within the federal tax requirements that apply to the Fund. Typically, any gains or losses from trading in Section 1256 futures contracts, such as exchange-traded commodity futures contracts, are taxed 60% as long-term capital gains/losses and 40% short term capital gains/losses.
Trade Finance [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Trade Finance

Trade finance as an asset class typically consists of the financing of goods or materials during the time it takes to transport the goods from one geographic location to another. The Fund may invest in trade finance, structured trade finance, export finance, and project finance, or related obligations of companies or other entities with potential for exposure to emerging markets, all through a variety of forms, structures, and terms. Investing in trade finance may present emerging market risk, where the Fund considers risks tied to political and economic factors (different and often more complex than those faced domestically), ranging from but not limited to: expropriation, confiscation, nationalization, election, or war. Emerging market risk can also produce risk associated with loan market health, additional costs, regulatory practices, accounting standards, credit systems, taxation, and currency risk. Additionally, trade finance may entail transportation and warehousing risk, legal risk, collateral value risk, liquidity risk, and global market risk. Counterparty risk exists in default and fraud, as well as custody risks of theft and natural disaster. Finally, if an underlying buyer does not follow through on its contractual purchase, the Fund bears the price risk of reselling the goods to a new buyer.

Uncertain Tax Treatment [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Uncertain Tax Treatment

The Fund may invest a portion of its net assets in "below investment grade" or "high yield" or "junk" instruments. Investments in these types of instruments may present special tax issues for the Fund. U.S. federal income tax rules are not entirely clear about issues such as when the Fund may cease to accrue interest, original issue discount ("OID") or market discount, when and to what extent deductions may be taken for bad debts or worthless instruments, how payments received on obligations in default should be allocated between principal and income and whether exchanges of debt obligations in a bankruptcy or workout context are taxable. These and other issues will be addressed by the Fund, to the extent necessary, in order to seek to ensure that it distributes sufficient income to ensure that it does not become subject to U.S. federal income or excise tax.

▪Risks Relating to the Fund's RIC Status

To qualify and remain eligible for the special tax treatment accorded to RICs and their shareholders under the Code, the Fund must meet certain source-of-income, asset diversification and annual distribution requirements. Very generally, in order to qualify as a RIC, the Fund must derive at least 90% of its gross income for each taxable year from dividends, interest, payments with respect to certain securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, net income derived from an interest in a qualified publicly traded partnership or other income derived with respect to its business of investing in stock or other securities and currencies. The Fund must also meet certain asset diversification requirements at the end of each quarter of each of its taxable years. Failure to meet these diversification requirements on the last day of a quarter may result in the Fund having to dispose of certain investments quickly in order to prevent the loss of RIC status. Any such dispositions could be made at disadvantageous prices or times, and may result in substantial losses to the Fund. In addition, in order to be eligible for the special tax treatment accorded to RICs, the Fund must meet the annual distribution requirement, requiring it to distribute with respect to each taxable year at least 90% of the sum of its "investment company taxable income" (generally its taxable ordinary income and realized net short-term capital gains in excess of realized net long-term capital losses, if any) and its net tax-exempt income (if any), to its shareholders. If the Fund fails to qualify as a RIC for any reason and becomes subject to corporate tax, the resulting corporate taxes could substantially reduce its net assets, the amount of income available for distribution and the amount of its distributions. Such a failure would have a material adverse effect on the Fund and its shareholders. In addition, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions in order to re-qualify as a RIC.

▪RIC-Related Risks of Investments Generating Non-Cash Taxable Income

Certain of the Fund's investments will require the Fund to recognize taxable income in a taxable year in excess of the cash generated on those investments during that year. In particular, the Fund may invest in loans and other debt obligations that will be treated as having "market discount," PIK interest or income, and/or OID for U.S. federal income tax purposes. Because the Fund may be required to recognize income in respect of these investments before, or without receiving, cash representing such income, the Fund may have difficulty satisfying the annual distribution requirements applicable to RICs and avoiding Fund-level U.S. federal income and/or excise taxes. Accordingly, the Fund may be required to sell assets, including at potentially disadvantageous times or prices, borrow, raise additional equity capital, make taxable distributions of its shares or debt securities, or reduce new investments, to obtain the cash needed to make these income distributions. If the Fund liquidates assets to raise cash, the Fund may realize gain or loss on such liquidations; in the event the Fund realizes net capital gains from such liquidation transactions, its shareholders may receive larger capital gain distributions than they would in the absence of such transactions.

Uncertain Tax Treatment, Risk Relating To The Fund's RIC Status [Member]
General Description of Registrant [Abstract]
Risk [Text Block]	Risks Relating to the Fund's RIC Status
To qualify and remain eligible for the special tax treatment accorded to RICs and their shareholders under the Code, the Fund must meet certain source-of-income, asset diversification and annual distribution requirements. Very generally, in order to qualify as a RIC, the Fund must derive at least 90% of its gross income for each taxable year from dividends, interest, payments with respect to certain securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, net income derived from an interest in a qualified publicly traded partnership or other income derived with respect to its business of investing in stock or other securities and currencies. The Fund must also meet certain asset diversification requirements at the end of each quarter of each of its taxable years. Failure to meet these diversification requirements on the last day of a quarter may result in the Fund having to dispose of certain investments quickly in order to prevent the loss of RIC status. Any such dispositions could be made at disadvantageous prices or times, and may result in substantial losses to the Fund. In addition, in order to be eligible for the special tax treatment accorded to RICs, the Fund must meet the annual distribution requirement, requiring it to distribute with respect to each taxable year at least 90% of the sum of its "investment company taxable income" (generally its taxable ordinary income and realized net short-term capital gains in excess of realized net long-term capital losses, if any) and its net tax-exempt income (if any), to its shareholders. If the Fund fails to qualify as a RIC for any reason and becomes subject to corporate tax, the resulting corporate taxes could substantially reduce its net assets, the amount of income available for distribution and the amount of its distributions. Such a failure would have a material adverse effect on the Fund and its shareholders. In addition, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions in order to re-qualify as a RIC.

Uncertain Tax Treatment, RIC-Related Risks Of Investments Generating Non-Cash Taxable Income [Member]
General Description of Registrant [Abstract]
Risk [Text Block]	RIC-Related Risks of Investments Generating Non-Cash Taxable Income
Certain of the Fund's investments will require the Fund to recognize taxable income in a taxable year in excess of the cash generated on those investments during that year. In particular, the Fund may invest in loans and other debt obligations that will be treated as having "market discount," PIK interest or income, and/or OID for U.S. federal income tax purposes. Because the Fund may be required to recognize income in respect of these investments before, or without receiving, cash representing such income, the Fund may have difficulty satisfying the annual distribution requirements applicable to RICs and avoiding Fund-level U.S. federal income and/or excise taxes. Accordingly, the Fund may be required to sell assets, including at potentially disadvantageous times or prices, borrow, raise additional equity capital, make taxable distributions of its shares or debt securities, or reduce new investments, to obtain the cash needed to make these income distributions. If the Fund liquidates assets to raise cash, the Fund may realize gain or loss on such liquidations; in the event the Fund realizes net capital gains from such liquidation transactions, its shareholders may receive larger capital gain distributions than they would in the absence of such transactions.

Valuation Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Valuation Risk

Unlike the national exchanges for publicly traded common stock, there is no central place or exchange for credit-related instruments, such as loans or other debt instruments to trade. Loans and other debt instruments generally trade on an OTC market, which may be anywhere in the world where a buyer and seller can settle on a price. Due to the lack of centralized information and trading, the valuation of debt instruments may carry more risk than that of common stock. Uncertainties in the conditions of the financial market, unreliable reference data, lack of transparency and inconsistency of valuation models and processes may lead to inaccurate asset pricing. Although fair value estimates provided by the Adviser integrate observable inputs, to the extent the Adviser relies on unobservable inputs and subjective judgements, fair value estimates will be subject to heightened risk of inaccuracy. In addition, other market participants may value securities and other instruments differently than the Fund. As a result, the Fund may be subject to the risk that when a loan or other debt instrument is sold in the market, the amount received by the Fund is less than the value of such loans or other debt instruments carried on the Fund's books.

Warehousing Facilities [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Warehousing Facilities

The Fund may provide warehousing credit facilities to a variety of lenders, funds, platforms, companies and/or other entities. These facilities are typically secured by a borrower's investment activities, acquisitions and lending assets. The intent of such facilities is to provide the borrower with short-term financing to support their ongoing investment activities in an anticipation of redistribution of the same assets to another capital provider, such as a fund, a platform or public offering. The facilities may also be used to season certain investment assets, as required by tax, legal or regulatory requirements, before passing from one legal entity to another. Although such facilities are intended to be short-term in nature, there can be no assurance that the borrower will be successful in redistributing the assets as intended to the long-term providers of capital. In such cases, the length of the exposure to such assets may extend considerably, and in certain circumstances, may lead to the Fund owning such assets outright which may further lengthen the term of exposure. In certain situations, the value of the assets may decline considerably over the life of the exposure resulting in adverse results for the Fund.

Interest Rate Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Interest Rate Risk

Typically, a rise in interest rates causes a decline in the value of debt securities and loans, and as a result the value of your investment in the Fund will fluctuate with changes in interest rates. In general, the market price of debt securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments) and extension risk (the debtor may pay its obligation later than expected, increasing a securities maturity). These risks could affect the value of a particular investment, possibly causing the Fund's NAV and total return to be reduced and fluctuate more than other types of investments.

Business Contact [Member]
Cover [Abstract]
Entity Address, Address Line One	1209 Orange St.
Entity Address, City or Town	Wilmington
Entity Address, State or Province	DE
Entity Address, Postal Zip Code	19801
Contact Personnel Name	The Corporation Trust Company
Determination Of Repurchase Offer Amount [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Other Security, Description [Text Block]
Determination of Repurchase Offer Amount

The Board of Trustees, or a committee thereof, in its sole discretion, will determine the number of shares that the Fund will offer to repurchase (the "Repurchase Offer Amount") for a given
Repurchase Request Deadline. The Repurchase Offer Amount will be no less than 5% and no more than 25% of the total number of shares outstanding on the Repurchase Request Deadline. However, investors should not rely on repurchase offers being made in amounts in excess of 5%.

If shareholders tender for repurchase more than the Repurchase Offer Amount for a given repurchase offer, the Fund will repurchase the shares on a pro rata basis. However, the Fund may accept all shares tendered for repurchase by shareholders who own less than one hundred shares and who tender all of their shares, before prorating other amounts tendered.

Notice To Shareholders [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Other Security, Description [Text Block]
Notice to Shareholders

Approximately 30 days (but no less than 21 days or more than 42 days) before each Repurchase Request Deadline, the Fund shall send to each shareholder of record and to each beneficial owner of the shares that are the subject of the repurchase offer a notification ("Shareholder Notification"). The Shareholder Notification will contain information shareholders should consider in deciding whether or not to tender their shares for repurchase. The notice also will include detailed instructions on how to tender shares for repurchase, state the Repurchase Offer Amount and identify the dates of the Repurchase Request Deadline, the scheduled Repurchase Pricing Date, and the date the repurchase proceeds are scheduled for payment (the "Repurchase Payment Deadline"). The notice also will set forth the NAV that has been computed no more than seven days before the date of notification, and how shareholders may ascertain the NAV after the notification date. Because the NAV applicable to a repurchase is calculated 14 days after the Repurchase Request Deadline, a shareholder will not know its repurchase price until after the shareholder has irrevocably tendered its shares.

Repurchase Price [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Other Security, Description [Text Block]	Repurchase Price The repurchase price of the shares will be the NAV as of the close of regular trading on the NYSE on the Repurchase Pricing Date. You may call 1-800-251-8112 to learn the NAV.
Repurchase Amounts And Payment Of Proceeds [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Other Security, Description [Text Block]
Repurchase Amounts and Payment of Proceeds

Shares tendered for repurchase by shareholders prior to any Repurchase Request Deadline will be repurchased subject to the aggregate Repurchase Offer Amount established for that Repurchase Request Deadline. Payment pursuant to the repurchase offer will be made by check to the shareholder's address of record, or credited directly to a predetermined bank account on the Repurchase Payment Date, which will be no more than seven days after the Repurchase Pricing Date. The Board of Trustees may establish other policies for repurchases of shares that are consistent with the 1940 Act, regulations thereunder and other pertinent laws.

If shareholders tender for repurchase more than the Repurchase Offer Amount for a given repurchase offer, the Fund may, but is not required to, repurchase an additional amount of shares not to exceed 2% of the outstanding shares of the Fund on the Repurchase Request Deadline. If the Fund determines not to repurchase more than the Repurchase Offer Amount, or if shareholders tender shares in an amount exceeding the Repurchase Offer Amount plus 2% of the outstanding shares on the Repurchase Request Deadline, the Fund will repurchase the shares on a pro rata basis. However, the Fund may accept all shares tendered for repurchase by shareholders who own less than one hundred shares and who tender all of their shares, before prorating other amounts tendered.

Suspension Or Postponement Of Repurchase Offer [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Other Security, Description [Text Block]
Suspension or Postponement of Repurchase Offer

The Fund may suspend or postpone a repurchase offer only: (a) if making or effecting the repurchase offer would cause the Fund to lose its status as a regulated investment company under the Code; (b) for any period during which the NYSE or any market on which the securities owned by the Fund are principally traded is closed, other than customary weekend and holiday closings, or during which trading in such market is restricted; (c) for any period during which an emergency exists as a result of which disposal by the Fund of securities owned by it is not reasonably practicable, or during which it is not reasonably practicable for the Fund fairly to determine the value of its net assets; or (d) for such other periods as the SEC may by order permit for the protection of shareholders of the Fund.

Liquidity Requirements [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Other Security, Description [Text Block]
Liquidity Requirements
The Fund must maintain liquid assets equal to the Repurchase Offer Amount (the "Liquidity Amount") from the time that the notice is sent to shareholders until the Repurchase Pricing Date. The Liquidity Amount shall consist of (i) assets that individually can be sold or disposed of in the ordinary course of business, at approximately the price at which the Fund has valued the investment, within a period equal to the period between a Repurchase Request Deadline and the Repurchase Payment Deadline, of assets that mature by the next Repurchase Payment Deadline, (ii) assets borrowed by the Fund (e.g., by drawing under the Fund's credit facility, if any), or (iii) through access to a line of credit. The Board of Trustees has adopted procedures that are reasonably designed to ensure that the Fund's assets are sufficiently liquid so that the Fund can comply with the repurchase offer and the liquidity requirements described in the previous paragraph. If, at any time, the Fund falls out of compliance with these liquidity requirements, the Board of Trustees will take whatever action it deems appropriate to ensure compliance.
Consequences Of Repurchase Offers [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Other Security, Description [Text Block]
Consequences of Repurchase Offers

Repurchase offers will typically be funded from borrowing proceeds, available cash or sales of portfolio securities. Payment for repurchased shares, however, may require the Fund to liquidate portfolio holdings earlier than the Adviser otherwise would, thus increasing the Fund's portfolio turnover and potentially causing the Fund to realize losses. The Adviser intends to take measures to attempt to avoid or minimize such potential losses and turnover, and instead of liquidating portfolio holdings, may borrow money to finance repurchases of shares. If the Fund borrows to finance repurchases, interest on that borrowing will negatively affect shareholders who do not tender their shares in a repurchase offer by increasing the Fund's expenses and reducing any net investment income. To the extent the Fund finances repurchase amounts by selling Fund investments, the Fund may hold a larger proportion of its assets in less liquid securities. The sale of portfolio securities to fund repurchases also could reduce the market price of those underlying securities, which in turn would reduce the Fund's NAV.

Repurchase of the Fund's shares will tend to reduce the amount of outstanding shares and, depending upon the Fund's investment performance, its net assets. A reduction in the Fund's net assets would increase the Fund's expense ratio, to the extent that additional shares are not sold and expenses otherwise remain the same (or increase). In addition, the repurchase of shares by the Fund will be a taxable event to shareholders.

The Fund is intended as a long-term investment. The Fund's quarterly repurchase offers are a shareholder's only means of liquidity with respect to the shareholder's shares. Shareholders have no rights to redeem or transfer their shares, other than limited rights of a shareholder's descendants to transfer shares in the event of such shareholder's death pursuant to certain conditions and restrictions. The shares are not traded on a national securities exchange and no secondary market exists for the shares, nor does the Fund expect a secondary market for its shares to exist in the future.

Discretionary Repurchase Offers [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Other Security, Description [Text Block]
Discretionary Repurchase Offers

Under paragraph (c) of Rule 23c-3, in addition to its quarterly repurchase of shares, the Fund may offer to repurchase its shares on a discretionary basis, provided that (i) the offer is made to all Fund shareholders, (ii) the offer is made no more frequently than every two years, and (iii) certain other conditions of Rule 23c-3 are met.

Common Shares [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Security Preemptive and Other Rights [Text Block]	There are no pre-emptive rights associated with the shares.
Shares Of Beneficial Interest [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Held [Shares] | shares	0
Outstanding Security, Not Held [Shares] | shares	10,000